     As filed with the Securities and Exchange Commission on April 10, 2001.
                                                              File No. 333-66939
                                                                       811-06285

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                  [ ]
                                    -------
         Post-Effective Amendment No.    10                           [X]
                                      --------

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    91                                 [X]
                                --------

                         HARTFORD LIFE INSURANCE COMPANY
                     SEPARATE ACCOUNT TEN, FORMERLY KNOWN AS
                   PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                            (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

    ___  immediately upon filing pursuant to paragraph (b) of Rule 485
    _X_  on May 1, 2001 pursuant to paragraph (b) of Rule 485
    ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ___  on ___________, 2001 pursuant to paragraph (a)(1) of Rule 485
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24f-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

PUTNAM HARTFORD CAPITAL MANAGER ACCLAIM
SEPARATE ACCOUNT TEN (FORMERLY KNOWN AS
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT)
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-521-0538                           [HARTFORD LIFE LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase the Putnam Hartford Capital Manager Acclaim variable annuity. Please read it carefully.


The Putnam Hartford Capital Manager Acclaim variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.


x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.



At the time you purchase your Contract, you allocate your Net Premium Payment, which is any purchase payment less the sales charge and any premium taxes, to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:



- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT American Government Income Fund of Putnam Variable Trust



- PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust



- PUTNAM CAPITAL APPRECIATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Capital Appreciation Fund of Putnam Variable Trust



- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust



- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust



- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust



- PUTNAM GLOBAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Growth Fund of Putnam Variable Trust



- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust



- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust



- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust



- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust



- PUTNAM INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Income Fund of Putnam Variable Trust



- PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust



- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust



- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust



- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust



- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust



- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust



- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust



- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust



- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust



- PUTNAM TECHNOLOGY SUB-ACCOUNT which purchases Class IA shares of Putnam VT Technology Fund of Putnam Variable Trust



- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust



- PUTNAM VISTA SUB-ACCOUNT which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust



- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust



- PUTNAM VOYAGER FUND II SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund II of Putnam Variable Trust


You may also allocate some or all of your Net Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.


If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.


Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).


This Contract IS NOT:


 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency


This Contract may not be available for sale in all states.

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2001


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2001

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
HIGHLIGHTS                                                       11
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     13
----------------------------------------------------------------------
  Hartford Life Insurance Company                                13
----------------------------------------------------------------------
  The Separate Account                                           13
----------------------------------------------------------------------
  The Funds                                                      13
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  15
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   15
----------------------------------------------------------------------
THE CONTRACT                                                     17
----------------------------------------------------------------------
  Purchases and Contract Value                                   17
----------------------------------------------------------------------
  Charges and Fees                                               19
----------------------------------------------------------------------
  Death Benefit                                                  20
----------------------------------------------------------------------
  Surrenders                                                     23
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  25
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         27
----------------------------------------------------------------------
OTHER INFORMATION                                                28
----------------------------------------------------------------------
  Legal Matters                                                  28
----------------------------------------------------------------------
  More Information                                               28
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       28
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         33
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          34
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               37
----------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                         40
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford,
Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Net Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable-dollar amount Annuity Payouts or the underlying rate of return for fixed-dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.


CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.


CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NET PREMIUM PAYMENT: This is your premium payment minus any sales charge and premium tax, or any other fee that we take prior to allocating payments according to your instructions.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.


PREMIUM PAYMENT: Money sent to us to be invested in your Contract.


PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
MAXIMUM SALES CHARGE IMPOSED ON PURCHASES (as a percentage
  of Premium Payments):                                          5.5%
------------------------------------------------------------------------
RANGE OF SALES CHARGES IMPOSED ON PURCHASES (as a percentage of Premium Payments) (1):

                                                              SALES
     CUMULATIVE PREMIUM PAYMENT                               CHARGE
------------------------------------------------------------------------
    Up to $49,999.99                                             5.5%
------------------------------------------------------------------------
    $50,000 to $99,999.99                                        4.5%
------------------------------------------------------------------------
    $100,000 to $249,999.99                                      3.5%
------------------------------------------------------------------------
    $250,000 to $499,999.99                                      2.5%
------------------------------------------------------------------------
    $500,000 to $999,999.99                                      2.0%
------------------------------------------------------------------------
    $1,000,000 and over                                          1.0%
------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)                                       $30
------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           0.80%
------------------------------------------------------------------------
    Administrative Charge                                       0.15%
------------------------------------------------------------------------
Total Separate Account Annual Expenses                          0.95%
------------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
------------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
------------------------------------------------------------------------
Total Separate Account Annual Expenses with all optional
  charges                                                       1.30%
------------------------------------------------------------------------



(1) Hartford reserves the right to waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who meet certain aggregate Premium Payment levels.



(2) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.


The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.


The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. These Examples assume that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so these Examples show charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------


                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                    (As a percentage of average net assets)



                                                                                       OTHER           TOTAL ANNUAL FUND
                                                                                     EXPENSES         OPERATING EXPENSES
                                                            MANAGEMENT FEES       (INCLUDING ANY    (INCLUDING ANY WAIVERS
                                                        (INCLUDING ANY WAIVERS)   REIMBURSEMENTS)   AND ANY REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (1) (2)              0.65%                  0.25%                 0.90%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                             0.80%                  0.27%                 1.07%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund (2)                        0.65%                  0.27%                 0.92%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                              0.68%                  0.10%                 0.78%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                     0.65%                  0.11%                 0.76%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                         0.65%                  0.14%                 0.79%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                   0.66%                  0.10%                 0.76%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                               0.46%                  0.04%                 0.50%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (2)                        0.70%                  0.16%                 0.86%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                 0.70%                  0.09%                 0.79%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                      0.66%                  0.08%                 0.74%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                          0.61%                  0.06%                 0.67%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                            0.76%                  0.18%                 0.94%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                 0.80%                  0.17%                 0.97%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                 1.00%                  0.21%                 1.21%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                       0.58%                  0.07%                 0.65%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                    0.42%                  0.08%                 0.50%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                               0.52%                  0.05%                 0.57%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                       0.70%                  0.09%                 0.79%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                           0.70%                  0.11%                 0.81%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                        0.65%                  0.13%                 0.78%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                                 0.80%                  0.30%                 1.10%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund (2)                                  1.00%                  0.78%                 1.78%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                     0.65%                  0.07%                 0.72%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                           0.60%                  0.07%                 0.67%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                         0.51%                  0.05%                 0.56%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II (2)                                  0.70%                  0.30%                 1.00%
---------------------------------------------------------------------------------------------------------------------------



(1) Total Annual Fund Operating Expenses that are estimated for Putnam VT American Government Income Fund reflect voluntary reductions and reimbursements through at least December 31, 2001. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:



                                                                             OTHER       TOTAL ANNUAL FUND
                                                       MANAGEMENT FEES     EXPENSES      OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                   0.65%            0.45%            1.10%
-----------------------------------------------------------------------------------------------------------



(2) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000. Putnam VT Technology Fund commenced operations on June 14, 2000. Putnam VT Capital Appreciation Fund and Putnam Voyager Fund II commenced operations on September 1, 2000. Expenses are based on estimates for each Fund's first full fiscal year.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE





YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $113       $154       $269       $73        $112       $153       $268
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $75        $117       $161       $284       $74        $116       $161       $283
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $76        $119       $164       $289       $75        $118       $163       $288
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $77        $123       $171       $304       $76        $122       $170       $303
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $75        $118       $162       $286       $75        $117       $162       $285
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $77        $122       $170       $301       $76        $121       $169       $300
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $77        $123       $172       $306       $77        $123       $171       $305
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $79        $128       $179       $320       $78        $127       $179       $319
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $113       $155       $271       $73        $112       $154       $270
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $75        $118       $162       $286       $75        $117       $162       $285
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $76        $119       $165       $291       $75        $118       $164       $290
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $77        $123       $172       $306       $77        $123       $171       $305
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $109       $148       $257       $72        $108       $147       $256
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $114       $156       $272       $73        $113       $155       $271
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $115       $158       $277       $74        $114       $157       $276
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $119       $165       $292       $75        $119       $165       $291
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF
  BOSTON
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $109       $147       $255       $72        $108       $146       $254
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $113       $155       $270       $73        $112       $154       $269
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $114       $157       $275       $74        $114       $156       $274
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $119       $164       $290       $75        $118       $164       $289
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $109       $149       $258       $72        $109       $148       $257
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $114       $156       $273       $73        $113       $155       $272
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $115       $158       $278       $74        $115       $158       $277
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $120       $166       $293       $75        $119       $165       $292
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $109       $147       $255       $72        $108       $146       $254
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $113       $155       $270       $73        $112       $154       $269
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $114       $157       $275       $74        $114       $156       $274
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $119       $164       $290       $75        $118       $164       $289
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $70        $101       $134       $228       $69        $100       $133       $227
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $71        $105       $142       $243       $70        $105       $141       $242
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $72        $107       $144       $249       $71        $106       $143       $248
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $73        $111       $152       $264       $72        $110       $151       $263
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $111       $152       $265       $73        $111       $151       $264
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $75        $116       $159       $280       $74        $115       $159       $279
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $117       $162       $285       $74        $117       $161       $284
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $77        $122       $169       $300       $76        $121       $168       $299
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
--------------------------------------
  Without any optional benefits           $74        $113       $154       $269
--------------------------------------
  With Optional Death Benefit             $75        $117       $161       $284
--------------------------------------
  With Earnings Protection Benefit        $76        $119       $164       $289
--------------------------------------
  With both optional benefits             $77        $123       $171       $304
--------------------------------------
PUTNAM ASIA PACIFIC GROWTH
--------------------------------------
  Without any optional benefits           $75        $118       $162       $286
--------------------------------------
  With Optional Death Benefit             $77        $122       $170       $301
--------------------------------------
  With Earnings Protection Benefit        $77        $123       $172       $306
--------------------------------------
  With both optional benefits             $79        $128       $179       $320
--------------------------------------
PUTNAM CAPITAL APPRECIATION
--------------------------------------
  Without any optional benefits           $74        $113       $155       $271
--------------------------------------
  With Optional Death Benefit             $75        $118       $162       $286
--------------------------------------
  With Earnings Protection Benefit        $76        $119       $165       $291
--------------------------------------
  With both optional benefits             $77        $123       $172       $306
--------------------------------------
PUTNAM DIVERSIFIED INCOME
--------------------------------------
  Without any optional benefits           $72        $109       $148       $257
--------------------------------------
  With Optional Death Benefit             $74        $114       $156       $272
--------------------------------------
  With Earnings Protection Benefit        $74        $115       $158       $277
--------------------------------------
  With both optional benefits             $76        $119       $165       $292
--------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF
  BOSTON
--------------------------------------
  Without any optional benefits           $72        $109       $147       $255
--------------------------------------
  With Optional Death Benefit             $74        $113       $155       $270
--------------------------------------
  With Earnings Protection Benefit        $74        $114       $157       $275
--------------------------------------
  With both optional benefits             $76        $119       $164       $290
--------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
--------------------------------------
  Without any optional benefits           $73        $109       $149       $258
--------------------------------------
  With Optional Death Benefit             $74        $114       $156       $273
--------------------------------------
  With Earnings Protection Benefit        $75        $115       $158       $278
--------------------------------------
  With both optional benefits             $76        $120       $166       $293
--------------------------------------
PUTNAM GLOBAL GROWTH
--------------------------------------
  Without any optional benefits           $72        $109       $147       $255
--------------------------------------
  With Optional Death Benefit             $74        $113       $155       $270
--------------------------------------
  With Earnings Protection Benefit        $74        $114       $157       $275
--------------------------------------
  With both optional benefits             $76        $119       $164       $290
--------------------------------------
PUTNAM GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $70        $101       $134       $228
--------------------------------------
  With Optional Death Benefit             $71        $105       $142       $243
--------------------------------------
  With Earnings Protection Benefit        $72        $107       $144       $249
--------------------------------------
  With both optional benefits             $73        $111       $152       $264
--------------------------------------
PUTNAM GROWTH OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $73        $111       $152       $265
--------------------------------------
  With Optional Death Benefit             $75        $116       $159       $280
--------------------------------------
  With Earnings Protection Benefit        $75        $117       $162       $285
--------------------------------------
  With both optional benefits             $77        $122       $169       $300
--------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $109       $149       $258       $72        $109       $148       $257
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $114       $156       $273       $73        $113       $155       $272
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $115       $158       $278       $74        $115       $158       $277
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $120       $166       $293       $75        $119       $165       $292
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $108       $146       $253       $71        $107       $145       $252
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $112       $154       $268       $73        $112       $153       $267
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $114       $156       $273       $73        $113       $155       $272
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $75        $118       $163       $288       $75        $117       $163       $287
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $71        $106       $143       $246       $71        $105       $142       $245
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $73        $110       $150       $261       $72        $110       $149       $260
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $73        $112       $153       $266       $73        $111       $152       $265
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $75        $116       $160       $281       $74        $115       $159       $280
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $114       $156       $273       $73        $113       $155       $272
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $75        $118       $163       $288       $75        $117       $163       $287
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $76        $120       $166       $293       $75        $119       $165       $292
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $77        $124       $173       $308       $77        $123       $172       $307
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $115       $158       $276       $74        $114       $157       $275
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $76        $119       $165       $291       $75        $118       $164       $290
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $76        $121       $167       $296       $76        $120       $167       $295
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $78        $125       $175       $311       $77        $124       $174       $310
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $77        $122       $169       $300       $76        $121       $168       $299
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $78        $126       $177       $314       $77        $125       $176       $314
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $79        $128       $179       $319       $78        $127       $178       $318
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $80        $132       $186       $334       $79        $131       $185       $333
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $71        $105       $142       $243       $70        $105       $141       $242
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $73        $110       $149       $259       $72        $109       $148       $258
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $73        $111       $152       $264       $72        $110       $151       $263
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $75        $116       $159       $279       $74        $115       $158       $278
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $70        $101       $134       $228       $69        $100       $133       $227
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $71        $105       $142       $243       $70        $105       $141       $242
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $72        $107       $144       $249       $71        $106       $143       $248
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $73        $111       $152       $264       $72        $110       $151       $263
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $70        $103       $138       $235       $70        $102       $137       $234
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $72        $107       $145       $251       $71        $107       $144       $250
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $72        $109       $148       $256       $72        $108       $147       $255
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $74        $113       $155       $271       $73        $112       $154       $270
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $109       $149       $258       $72        $109       $148       $257
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $114       $156       $273       $73        $113       $155       $272
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $115       $158       $278       $74        $115       $158       $277
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $120       $166       $293       $75        $119       $165       $292
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM HEALTH SCIENCES
--------------------------------------
  Without any optional benefits           $73        $109       $149       $258
--------------------------------------
  With Optional Death Benefit             $74        $114       $156       $273
--------------------------------------
  With Earnings Protection Benefit        $75        $115       $158       $278
--------------------------------------
  With both optional benefits             $76        $120       $166       $293
--------------------------------------
PUTNAM HIGH YIELD
--------------------------------------
  Without any optional benefits           $72        $108       $146       $253
--------------------------------------
  With Optional Death Benefit             $74        $112       $154       $268
--------------------------------------
  With Earnings Protection Benefit        $74        $114       $156       $273
--------------------------------------
  With both optional benefits             $75        $118       $163       $288
--------------------------------------
PUTNAM INCOME
--------------------------------------
  Without any optional benefits           $71        $106       $143       $246
--------------------------------------
  With Optional Death Benefit             $73        $110       $150       $261
--------------------------------------
  With Earnings Protection Benefit        $73        $112       $153       $266
--------------------------------------
  With both optional benefits             $75        $116       $160       $281
--------------------------------------
PUTNAM INTERNATIONAL GROWTH
--------------------------------------
  Without any optional benefits           $74        $114       $156       $273
--------------------------------------
  With Optional Death Benefit             $75        $118       $163       $288
--------------------------------------
  With Earnings Protection Benefit        $76        $120       $166       $293
--------------------------------------
  With both optional benefits             $77        $124       $173       $308
--------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $74        $115       $158       $276
--------------------------------------
  With Optional Death Benefit             $76        $119       $165       $291
--------------------------------------
  With Earnings Protection Benefit        $76        $121       $167       $296
--------------------------------------
  With both optional benefits             $78        $125       $175       $311
--------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $77        $122       $169       $300
--------------------------------------
  With Optional Death Benefit             $78        $126       $177       $314
--------------------------------------
  With Earnings Protection Benefit        $79        $128       $179       $319
--------------------------------------
  With both optional benefits             $80        $132       $186       $334
--------------------------------------
PUTNAM INVESTORS
--------------------------------------
  Without any optional benefits           $71        $105       $142       $243
--------------------------------------
  With Optional Death Benefit             $73        $110       $149       $259
--------------------------------------
  With Earnings Protection Benefit        $73        $111       $152       $264
--------------------------------------
  With both optional benefits             $75        $116       $159       $279
--------------------------------------
PUTNAM MONEY MARKET
--------------------------------------
  Without any optional benefits           $70        $101       $134       $228
--------------------------------------
  With Optional Death Benefit             $71        $105       $142       $243
--------------------------------------
  With Earnings Protection Benefit        $72        $107       $144       $249
--------------------------------------
  With both optional benefits             $73        $111       $152       $264
--------------------------------------
PUTNAM NEW OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $70        $103       $138       $235
--------------------------------------
  With Optional Death Benefit             $72        $107       $145       $251
--------------------------------------
  With Earnings Protection Benefit        $72        $109       $148       $256
--------------------------------------
  With both optional benefits             $74        $113       $155       $271
--------------------------------------
PUTNAM NEW VALUE
--------------------------------------
  Without any optional benefits           $73        $109       $149       $258
--------------------------------------
  With Optional Death Benefit             $74        $114       $156       $273
--------------------------------------
  With Earnings Protection Benefit        $75        $115       $158       $278
--------------------------------------
  With both optional benefits             $76        $120       $166       $293
--------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $110       $150       $260       $72        $109       $149       $259
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $114       $157       $275       $74        $114       $156       $274
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $116       $159       $280       $74        $115       $159       $279
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $120       $167       $295       $75        $119       $166       $294
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $109       $148       $257       $72        $108       $147       $256
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $74        $114       $156       $272       $73        $113       $155       $271
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $115       $158       $277       $74        $114       $157       $276
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $76        $119       $165       $292       $75        $119       $165       $291
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $76        $119       $164       $289       $75        $118       $163       $288
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $77        $123       $171       $304       $76        $122       $170       $303
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $78        $124       $174       $309       $77        $124       $173       $308
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $79        $129       $181       $323       $78        $128       $180       $322
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM TECHNOLOGY FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $138       $197       $354       $81        $137       $196       $353
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $143       $204       $368       $83        $142       $203       $367
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $84        $144       $206       $373       $83        $143       $205       $372
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $148       $213       $386       $85        $148       $213       $385
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $72        $107       $145       $251       $71        $107       $144       $250
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $73        $112       $153       $266       $73        $111       $152       $265
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $74        $113       $155       $271       $73        $112       $154       $270
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $75        $118       $162       $286       $75        $117       $162       $285
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $71        $106       $143       $246       $71        $105       $142       $245
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $73        $110       $150       $261       $72        $110       $149       $260
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $73        $112       $153       $266       $73        $111       $152       $265
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $75        $116       $160       $281       $74        $115       $159       $280
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $70        $103       $137       $234       $70        $102       $136       $233
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $72        $107       $145       $250       $71        $106       $144       $249
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $72        $109       $147       $255       $72        $108       $146       $254
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $74        $113       $155       $270       $73        $112       $154       $269
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND II
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $75        $116       $159       $279       $74        $115       $158       $278
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $76        $120       $166       $294       $75        $119       $166       $293
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $77        $121       $169       $299       $76        $121       $168       $298
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $78        $126       $176       $314       $77        $125       $175       $313
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PUTNAM OTC & EMERGING GROWTH
--------------------------------------
  Without any optional benefits           $73        $110       $150       $260
--------------------------------------
  With Optional Death Benefit             $74        $114       $157       $275
--------------------------------------
  With Earnings Protection Benefit        $75        $116       $159       $280
--------------------------------------
  With both optional benefits             $76        $120       $167       $295
--------------------------------------
PUTNAM RESEARCH
--------------------------------------
  Without any optional benefits           $72        $109       $148       $257
--------------------------------------
  With Optional Death Benefit             $74        $114       $156       $272
--------------------------------------
  With Earnings Protection Benefit        $74        $115       $158       $277
--------------------------------------
  With both optional benefits             $76        $119       $165       $292
--------------------------------------
PUTNAM SMALL CAP VALUE
--------------------------------------
  Without any optional benefits           $76        $119       $164       $289
--------------------------------------
  With Optional Death Benefit             $77        $123       $171       $304
--------------------------------------
  With Earnings Protection Benefit        $78        $124       $174       $309
--------------------------------------
  With both optional benefits             $79        $129       $181       $323
--------------------------------------
PUTNAM TECHNOLOGY FUND
--------------------------------------
  Without any optional benefits           $82        $138       $197       $354
--------------------------------------
  With Optional Death Benefit             $84        $143       $204       $368
--------------------------------------
  With Earnings Protection Benefit        $84        $144       $206       $373
--------------------------------------
  With both optional benefits             $86        $148       $213       $386
--------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
--------------------------------------
  Without any optional benefits           $72        $107       $145       $251
--------------------------------------
  With Optional Death Benefit             $73        $112       $153       $266
--------------------------------------
  With Earnings Protection Benefit        $74        $113       $155       $271
--------------------------------------
  With both optional benefits             $75        $118       $162       $286
--------------------------------------
PUTNAM VISTA
--------------------------------------
  Without any optional benefits           $71        $106       $143       $246
--------------------------------------
  With Optional Death Benefit             $73        $110       $150       $261
--------------------------------------
  With Earnings Protection Benefit        $73        $112       $153       $266
--------------------------------------
  With both optional benefits             $75        $116       $160       $281
--------------------------------------
PUTNAM VOYAGER
--------------------------------------
  Without any optional benefits           $70        $103       $137       $234
--------------------------------------
  With Optional Death Benefit             $72        $107       $145       $250
--------------------------------------
  With Earnings Protection Benefit        $72        $109       $147       $255
--------------------------------------
  With both optional benefits             $74        $113       $155       $270
--------------------------------------
PUTNAM VOYAGER FUND II
--------------------------------------
  Without any optional benefits           $75        $116       $159       $279
--------------------------------------
  With Optional Death Benefit             $76        $120       $166       $294
--------------------------------------
  With Earnings Protection Benefit        $77        $121       $169       $299
--------------------------------------
  With both optional benefits             $78        $126       $176       $314
------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

HIGHLIGHTS


HOW DO I PURCHASE THIS CONTRACT?


You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.


 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a sales charge. You may bear the investment risk for your Net Premium Payment prior to our receipt of your request for cancellation.


WHAT TYPE OF SALES CHARGE WILL I PAY?


You pay a sales charge when you purchase your Contract and when you make additional Premium Payments to your Contract. The percent of the sales charge depends on the size of your Premium Payment to date. The bigger your Premium Payment to date, the lower the percentage of your sales charge:


         CUMULATIVE
      PREMIUM PAYMENT         SALES CHARGE
------------------------------------------
 Up           to $49,999.99      5.5%
------------------------------------------
 $50,000      to $99,999.99      4.5%
------------------------------------------
 $100,000     to $249,999.99     3.5%
------------------------------------------
 $250,000     to $499,999.99     2.5%
------------------------------------------
 $500,000     to $999,999.99     2.0%
------------------------------------------
 $1,000,000   and over           1.0%
------------------------------------------


If you have other Contracts with us, under a program called "RIGHTS OF ACCUMULATION", we might include those Premium Payments when determining your sales charge for this Contract. Ask your financial consultant or call us to see if your other Contracts qualify.



You might be able to lower the sales charge you pay when you purchase your Contract by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase this Contract. On the date you purchase your Contract, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower percentage sales charge than if you made one initial investment and several Premium Payments later on. Think about the planned Premium Payments for your Letter of Intent carefully. If you don't make all the Premium Payments you plan on making, we will recalculate the sales charge for the amounts we actually received in the 13-month period. If the percentage sales charge on the actual amount received is more than the percentage sales charge we actually deducted, we will deduct the outstanding sales charge proportionally from all your Accounts. The Letter of Intent may not be available in all states.


IS THERE AN ANNUAL MAINTENANCE FEE?


We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.


WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?


In addition to the Annual Maintenance Fee, you pay the following charges each year:



- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 0.80% of your Contract Value invested in the Funds.



- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of Sub-Account Value during both the accumulation and annuity phases of the Contract.



- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.



- OPTIONAL DEATH BENEFIT CHARE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. The Optional Death Benefit must be elected at the time you send your initial Premium Payment.



- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable-dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


If death occurs before the Annuity Commencement date, the Death Benefit is the greatest of:


- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.


OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:



 - the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;



 -  the Contract Value of your Contract;



 -  your Maximum Anniversary Value; or



 - your Interest Accumulation Value on the date your Optional Death Benefit is added to your Contract.


The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.


EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:


- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract, plus any Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract, plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain, and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.


You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to any laws and regulations then in effect and our approval. If you purchased your Contract in New York, you must begin Annuity Payouts by your Annuitant's 90th birthday. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable-dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06102-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                      12/1/00        AA+      Financial strength
--------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1987 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.


We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.


THE FUNDS


The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



The investment goals of each of the Funds are as follows:



PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective.



PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT CAPITAL APPRECIATION FUND -- Seeks capital appreciation.



PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital by investing, under normal market conditions, 15% to 65% of the Fund's net assets in three sectors: U.S. government and other investment-grade, high yield (lower-rated bonds of U.S. corporations) and international (bonds of foreign governments and corporations). The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.



PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation.



PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.



PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.



PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.



PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.



PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.



PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.



PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.



PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT RESEARCH FUND -- Seeks capital appreciation.



PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation.



PUTNAM VT TECHNOLOGY FUND -- Seeks capital appreciation.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT VISTA FUND -- Seeks capital appreciation.



PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.



PUTNAM VT VOYAGER FUND II -- Seeks long-term growth of capital.



The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------
made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Putnam Money Market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.


DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- As of June 15, 2001, you may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.



Any subsequent Program payments we receive during an active DCA Plus Program transfer period which are received during the same interest rate period will be credited to the current DCA Plus Program. Any subsequent Program payments we receive during an active DCA Plus Program transfer period which are received during a different interest rate period will be used to start a new DCA Plus Program. Unless you send us different instructions, the new DCA Plus Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds. New DCA Programs will be credited with the same interest rate in effect on the date the subsequent Program payment is received.



We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.



Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.



The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate.



You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue at the interest rate currently in effect for the Fixed Accumulation Feature.



We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.



From May 1, 2001 to June 15, 2001, you may enroll in only one Program. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that current Program transfer period.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

If you are considering purchasing optional benefits such as the Earnings Protection Benefit and your Contract is an IRA, you should read "Appendix I -- Information Regarding Tax-Qualified Retirement Plans," under the section "4. Individual Retirement Annuities ("IRAs") Under Section 408" under the sub-section "Information About Death Benefits and IRAs."

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment minus the Sales Charge and any Premium Payment is your Net Premium Payment. Your Net Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, your Net Premium Payment will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, your Net Premium Payment will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the Net Premium Payment will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Net Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Net Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until your provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will refund any sales charge deducted during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore,

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Net Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Net Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Net Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.


FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.


TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:


- By calling us at 1-800-521-0538.



- Electronically, if available, by the Internet through our website at www.putnaminv.com


Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------


Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.


Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.


POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.


CHARGES AND FEES

The following charges and fees are associated with the Contract:

SALES CHARGE

The purpose of the sales charge is to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and their sales personnel, the cost of preparing sales literature and other promotional activities. If the sales charge is not sufficient to cover sales and distribution expenses, we pay them from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.


You pay a sales charge when you purchase your Contract and when you make additional Premium Payments to your Contract. The amount of the sales charge depends on the size of your Premium Payment. The bigger your Premium Payments, the lower the percentage of your sales charge:


         CUMULATIVE
      PREMIUM PAYMENT         SALES CHARGE
------------------------------------------
 Up           to $49,999.99      5.5%
------------------------------------------
 $50,000      to $99,999.99      4.5%
------------------------------------------
 $100,000     to $249,999.99     3.5%
------------------------------------------
 $250,000     to $499,999.99     2.5%
------------------------------------------
 $500,000     to $999,999.99     2.0%
------------------------------------------
 $1,000,000   and over           1.0%
------------------------------------------


If you have other Contracts with us, under a program called "Rights of Accumulation", we might include those Premium Payments when determining your sales charge for this Contract. Ask your financial consultant or call us to see if your other Contracts qualify.



You might be able to lower the sales charge you pay when you purchase your Contract by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase this Contract. On the date you purchase your Contract, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower sales charge than if you made one initial investment and several Premium Payments later on. Think about the planned Premium Payments for your Letter of Intent carefully. If you don't make all the Premium Payments you plan on making, we will recalculate the sales charge for the amounts we received in the 13 month period. If it turns out you owe us additional money, we will deduct this amount proportionally from your Accounts. The Letter of Intent may not be available in all States.



Hartford reserves the right to waive any Sales Charge for Contract Owners who take part in asset-based or fee-based brokerage accounts or other groups who met certain aggregate premium payment levels.


MORTALITY AND EXPENSE RISK CHARGE


For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 0.80% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:


MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Net Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Net Premium Payments are accumulating, we may experience a loss resulting from the death of an Annuitant or Contract Owner before commencement of Annuity payments in periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.


Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.


EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE


For Administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.


You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.

PREMIUM TAXES

We deduct Premium Taxes if required by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects management fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. The Optional Death Benefit must be elected at the time you send your initial Premium Payment.

EARNINGS PROTECTION BENEFIT CHARGE


If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.



WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, THE ADMINISTRATIVE CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.


The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.


If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of any Premium Payments made less proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.


If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:


- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any NetPremium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.


Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract, plus any Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract, plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.


Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant is age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

________________________________________________________________________________
FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After the deduction of Sales Charges, your Net Premium Payment is $96,500,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $96,500 = $303,500.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- plus Sales Charges deducted on or before the date the Earnings Protection Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0).

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.
________________________________________________________________________________

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can make Sub-Account transfers.


REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------


SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the Death Benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit or the Optional Death Benefit, if the spouse had elected to receive the Death Benefit amount. This spousal contract continuation is available only once for each contract.


If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?
The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
----------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
----------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is       There is no named           Death Benefit is paid to
                              living                      Contingent Annuitant        the Contract Owner and not
                                                                                      the designated
                                                                                      Beneficiary.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.
----------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

  Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.


PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payments for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable-dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone Surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a)

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------
age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?


You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Valuation Day immediately following the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to any laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?


Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.


LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value at the time of Annuitization minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN


We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.


JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed, variable, or a combination of fixed and variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.


For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.


JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN


We make Annuity Payouts during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee to make those Annuity Payouts for a time period you select which is not less than 5 years and no more than 100 years minus your younger Annuitant's age. If both the Annuitant and your Joint Annuitant die before the time period selected is over, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum. You must select Annuity Payouts that:



- Remain the same at 100%, or



- Decrease to 66.67%, or



- Decrease to 50%.



For variable dollar amount Annuity Payouts, these percentages represent Annuity Units, for fixed dollar amount Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.



PAYMENTS FOR A PERIOD CERTAIN



We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUT OPTION.


- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.



- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable-dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.


3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The 6% AIR may not be available in all States. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.


FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

selection to receive variable-dollar amount Annuity Payouts. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.


VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.


AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Automatic Rebalancing Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.



DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Money Market Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.


Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.


The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will waive the Sales Charge. This waiver in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts; and
(3) selected participants of certain 401(k) plans administered by Putnam Investments.



LEGAL MATTERS


There are no material legal proceedings pending to which the Separate Account is a party.


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.


MORE INFORMATION


You may call your Registered Representative if you have any questions or write or call us at the address below:


Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: (800) 521-0538

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences that affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary Annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary Annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total Premium Payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any Surrender charges except on a full Surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial Surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the Contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary Annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse Beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated Beneficiary, such Beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the Beneficiary. Distributions must begin within a year of the Contract Owner's death.


 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.


 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING


Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.


E.  GENERAL PROVISIONS AFFECTING TAX-QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Independent Public Accountants
----------------------------------------------------------------------
    Non-Participation
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and Beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and Beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and, in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.


Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation or, for 2001, $8,500 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.


All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------
amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER SECTION 408

TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

INFORMATION ABOUT DEATH BENEFITS AND IRAs -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA.

Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.


On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.


(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.


Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401 or 403(b) tax-qualified retirement plans unless such distributions are:


- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After the deduction of Sales Charges, your Net Premium Payment is $96,500,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($96,500),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$13,500 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- Add any adjustments for partial Surrenders ($0).

So the Contract gain equals $43,500.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- plus Sales Charges deducted on or before the Earnings Protection Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $43,500 or $17,400 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $157,400.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- After the deduction of Sales Charges, your Net Premium Payment is $96,500,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($96,500)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$6,500 which is greater than zero, so there is a $6,500 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- Add any adjustments for partial Surrenders ($6,500),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($96,500),

- plus Sales Charges deducted on or before the Earnings Protection Benefit was added to your Contract ($3,500),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($6,500)

Which equals $93,500. The cap is 200% of $93,500 which is $187,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX III -- ACCUMULATION UNIT VALUES



(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.



                                                                   YEAR ENDED
                                                                  DECEMBER 31,
-----------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2000       1999
-----------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.000         --(a)
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.114         --
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 4         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.000         --
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.099         --
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $13.640    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 7.529    $13.640
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $13.636    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 7.516    $13.636
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.000         --(b)
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 9.512         --
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.000         --
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 9.510         --
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.248    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.160    $10.248
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 1         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.245    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.142    $10.245
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------


                                                                   YEAR ENDED
                                                                  DECEMBER 31,
-----------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2000       1999
-----------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.186    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.080    $10.186
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.183    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.060    $10.183
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $11.052    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.409    $11.052
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $11.048    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.390    $11.048
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $14.435    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.060    $14.435
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                           --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $14.430    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.042    $14.430
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.311    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.041    $10.311
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 6        407
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.307    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.021    $10.307
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                   YEAR ENDED
                                                                  DECEMBER 31,
-----------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2000       1999
-----------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.000         --(a)
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 7.732         --
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.000         --
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 7.722         --
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.824    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $14.918    $10.824
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 1         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.820    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $14.891    $10.820
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM HIGH YIELD
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.353    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 9.389    $10.353
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.350    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 9.372    $10.350
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.068    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.772    $10.068
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.065    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.752    $10.065
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 8         --
-----------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------


                                                                   YEAR ENDED
                                                                  DECEMBER 31,
-----------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2000       1999
-----------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $13.207    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.847    $13.207
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 2        216
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $13.203    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.826    $13.203
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 4         --
-----------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.703    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.745    $10.703
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.699    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.726    $10.699
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $15.155    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 9.222    $15.155
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $15.150    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 9.206    $15.150
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM INVESTORS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $12.421    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.031    $12.421
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 1         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.242    $ 1.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.001    $ 1.242
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                   YEAR ENDED
                                                                  DECEMBER 31,
-----------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2000       1999
-----------------------------------------------------------------------------------
PUTNAM MONEY MARKET
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.009    $ 1.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.060    $ 1.009
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               842         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.089    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.582    $10.089
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 4         --
-----------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $14.596    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.685    $14.596
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 1         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $14.591    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.666    $14.591
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM NEW VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.373    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.587    $10.373
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.370    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.564    $10.370
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $16.351    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 7.932    $16.351
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 2        174
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $16.346    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 7.917    $16.346
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------


                                                                   YEAR ENDED
                                                                  DECEMBER 31,
-----------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2000       1999
-----------------------------------------------------------------------------------
PUTNAM RESEARCH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $11.831    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.511    $11.831
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 2         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $11.827    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.490    $11.827
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.858    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.403    $10.858
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.855    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.379    $10.855
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM TECHNOLOGY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.000         --(c)
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 5.965         --
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.000         --
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 5.961         --
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 9.841    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.470    $ 9.841
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 1         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $ 9.837    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.449    $ 9.837
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                   YEAR ENDED
                                                                  DECEMBER 31,
-----------------------------------------------------------------------------------
SUB-ACCOUNT                                                      2000       1999
-----------------------------------------------------------------------------------
PUTNAM VISTA
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $13.892    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.212    $13.892
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 3         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $13.887    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.188    $13.887
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 3         --
-----------------------------------------------------------------------------------
PUTNAM VOYAGER
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $13.922    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.527    $13.922
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 6        310
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $13.918    $10.000
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.506    $13.918
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
PUTNAM VOYAGER FUND II
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.000         --(b)
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 7.869         --
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.000         --
-----------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 7.867         --
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --
-----------------------------------------------------------------------------------



(a) Inception date January 31, 2000.


(b) Inception date November 1, 2000.


(c) Inception date July 17, 2000.

To obtain a Statement of Additional Information for the Putnam Hartford Capital Manager Acclaim variable annuity, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

------------------------------------------------------------------
                                      Name

------------------------------------------------------------------
                                    Address

------------------------------------------------------------------
                            City/State      Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY
                     SEPARATE ACCOUNT TEN, FORMERLY KNOWN AS
                  PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT

                     PUTNAM HARTFORD CAPITAL MANAGER ACCLAIM


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2001
Date of Statement of Additional Information: May 1, 2001


                                TABLE OF CONTENTS

GENERAL INFORMATION........................................................2
      Safekeeping of Assets................................................2
      Independent Public Accountants.......................................2
      Non-Participating....................................................2
      Misstatement of Age or Sex...........................................2
      Principal Underwriter................................................3
PERFORMANCE RELATED INFORMATION............................................3
      Total Return for all Sub-Accounts....................................3
      Yield for Sub-Accounts...............................................4
      Money Market Sub-Accounts............................................4
      Additional Materials.................................................5
      Performance Comparisons..............................................5
PERFORMANCE TABLES.........................................................7
FINANCIAL STATEMENTS....................................................SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2000: $58,800,624; 1999: $76,623,142; and 1998: $46,531,128.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                          n
The formula Hartford uses to calculate standardized total return is P(1+T) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                      6
The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)  -1].
In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is: EFFECTIVE YIELD =
                         365/7
[(BASE PERIOD RETURN + 1)     ] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

X The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

X The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

X The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

X The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

X The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------
                                         SUB-ACCOUNT                                                       SINCE
SUB-ACCOUNT                             INCEPTION DATE       1 YEAR         5 YEAR         10 YEAR       INCEPTION
---------------------------------------------------------------------------------------------------------------------
Putnam American Government Income         01/31/2000          N/A             N/A            N/A            2.03%
---------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth                05/01/1995        -50.84%         -4.90%           N/A           -4.61%
---------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation               09/29/2000          N/A             N/A            N/A           -17.59%
---------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                 09/15/1993         -9.31%         -1.92%           N/A           -0.67%
---------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of
Boston                                    05/01/1998         -0.20%           N/A            N/A           -1.94%
---------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation            02/01/1988        -14.00%          6.01%          7.84%           7.06%
---------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                      05/01/1990        -37.14%         10.40%          9.50%           7.60%
---------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                  02/01/1988         -1.80%          9.19%         10.93%          11.30%
---------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities               01/31/2000          N/A             N/A            N/A          -29.93%
---------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                    05/01/1998         27.25%           N/A            N/A            8.32%
---------------------------------------------------------------------------------------------------------------------
Putnam High Yield                         02/01/1988        -17.30%         -1.68%          7.65%           4.10%
---------------------------------------------------------------------------------------------------------------------
Putnam Income                             02/01/1988         -1.90%         -0.29%          3.50%           3.87%
---------------------------------------------------------------------------------------------------------------------
Putnam International Growth               01/02/1997        -18.23%           N/A            N/A           13.67%
---------------------------------------------------------------------------------------------------------------------
Putnam International Growth and
Income                                    01/02/1997         -8.12%           N/A            N/A            8.56%
---------------------------------------------------------------------------------------------------------------------
Putnam International New
Opportunities                             01/02/1997        -45.49%           N/A            N/A            4.29%
---------------------------------------------------------------------------------------------------------------------
Putnam Investors                          05/01/1998        -26.68%           N/A            N/A            1.59%
---------------------------------------------------------------------------------------------------------------------
Putnam Money Market                       02/01/1988         -3.73%          0.04%          0.11%           1.17%
---------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                  05/02/1994        -33.82%         11.40%           N/A           15.56%
---------------------------------------------------------------------------------------------------------------------
Putnam New Value                          01/02/1997         11.66%           N/A            N/A            5.86%
---------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth              05/01/1998        -57.16%           N/A            N/A           -1.82%
---------------------------------------------------------------------------------------------------------------------
Putnam Research                           10/01/1998        -11.06%           N/A            N/A           14.60%
---------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                    05/03/1999         13.65%           N/A            N/A            7.78%
---------------------------------------------------------------------------------------------------------------------
Putnam Technology                         07/17/2000          N/A             N/A            N/A          -37.33%
---------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income        05/01/1992          7.15%          9.77%           N/A            8.90%
---------------------------------------------------------------------------------------------------------------------
Putnam Vista                              01/02/1997        -13.12%           N/A            N/A           16.06%
---------------------------------------------------------------------------------------------------------------------
Putnam Voyager                            02/01/1988        -24.76%         13.89%         17.00%          14.71%
---------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund II                    09/29/2000          N/A             N/A            N/A          -35.31%
---------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------
                                       FUND INCEPTION                                                     SINCE
SUB-ACCOUNT                                 DATE            1 YEAR         5 YEAR         10 YEAR       INCEPTION
---------------------------------------------------------------------------------------------------------------------
Putnam American Government Income        01/31/2000          N/A            N/A             N/A           10.03%
---------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth               05/01/1995        -45.35%         -0.79%           N/A           -0.41%
---------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation              09/29/2000          N/A            N/A             N/A          -10.52%
---------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                09/15/1993         -1.85%          2.07%           N/A            3.28%
---------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of
Boston                                   05/01/1998          7.69%           N/A            N/A            3.35%
---------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation           02/01/1988         -6.76%          9.54%          10.51%          9.63%
---------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                     05/01/1990        -31.00%         13.76%          12.18%         10.57%
---------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                 02/01/1988          6.02%         12.62%          13.47%         13.45%
---------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities              01/31/2000          N/A            N/A             N/A          -23.45%
---------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                   05/01/1998         36.45%          N/A             N/A           13.81%
---------------------------------------------------------------------------------------------------------------------
Putnam High Yield                        02/01/1988        -10.22%          2.14%           9.86%          6.83%
---------------------------------------------------------------------------------------------------------------------
Putnam Income                            02/01/1988          5.92%          3.76%           6.49%          6.66%
---------------------------------------------------------------------------------------------------------------------
Putnam International Growth              01/02/1997        -11.19%          N/A             N/A           17.50%
---------------------------------------------------------------------------------------------------------------------
Putnam International Growth and
Income                                   01/02/1997         -0.60%          N/A             N/A           12.47%
---------------------------------------------------------------------------------------------------------------------
Putnam International New
Opportunities                            01/02/1997        -39.76%          N/A             N/A            8.24%
---------------------------------------------------------------------------------------------------------------------
Putnam Investors                         05/01/1998        -20.05%          N/A             N/A            6.45%
---------------------------------------------------------------------------------------------------------------------
Putnam Money Market                      02/01/1988          4.00%          4.08%           3.70%          4.38%
---------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                 05/02/1994        -27.52%         14.83%           N/A           18.37%
---------------------------------------------------------------------------------------------------------------------
Putnam New Value                         01/02/1997         20.13%          N/A             N/A            9.98%
---------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth             05/01/1998        -51.98%          N/A             N/A            2.88%
---------------------------------------------------------------------------------------------------------------------
Putnam Research                          10/01/1998         -3.68%          N/A             N/A           20.50%
---------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                   05/03/1999         22.21%          N/A             N/A           14.62%
---------------------------------------------------------------------------------------------------------------------
Putnam Technology                        07/17/2000          N/A            N/A             N/A          -31.20%
---------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income       05/01/1992         15.40%         13.29%           N/A           11.98%
---------------------------------------------------------------------------------------------------------------------
Putnam Vista                             01/02/1997         -5.84%          N/A             N/A           19.82%
---------------------------------------------------------------------------------------------------------------------
Putnam Voyager                           02/01/1988        -18.03%         17.28%          19.13%         16.85%
---------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund II                   09/29/2000          N/A            N/A             N/A          -29.09%
---------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

     YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2000.

---------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                         YIELD                    EFFECTIVE YIELD
---------------------------------------------------------------------------------------------------------------------
Putnam Money Market                                                 5.40%                         5.54%
---------------------------------------------------------------------------------------------------------------------

            YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2000.

---------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                                       YIELD
---------------------------------------------------------------------------------------------------------------------
Putnam American Government Income                                                                 4.52%
---------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                                                                         9.23%
---------------------------------------------------------------------------------------------------------------------
Putnam High Yield                                                                                 11.98%
---------------------------------------------------------------------------------------------------------------------
Putnam Income                                                                                     5.47%
---------------------------------------------------------------------------------------------------------------------

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account (American Government Income, Asia Pacific Growth, Capital Appreciation, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Growth Opportunities, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, Small Cap Value, Technology, Utilities Growth and Income, Vista, Voyager and Voyager II sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                               AMERICAN
                           GOVERNMENT INCOME
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Putnam VT American
     Government Income
     Fund
      Class IA
        Shares 694,349
        Cost $7,441,436
        Market Value.....     $7,554,514
      Class IB
        Shares 53,935
        Cost $567,840
        Market Value.....        586,269
    Putnam VT Asia
     Pacific Growth Fund
      Class IA
        Shares 4,227,678
        Cost $43,283,915
        Market Value.....       --
      Class IB
        Shares 6,170
        Cost $72,995
        Market Value.....       --
    Putnam VT Capital
     Appreciation Fund
      Class IA
        Shares 6,446
        Cost $58,997
        Market Value.....       --
      Class IB
        Shares 857
        Cost $7,781
        Market Value.....       --
    Putnam VT Diversified
     Income Fund
      Class IA
       Shares 29,647,453
       Cost $310,001,030
        Market Value.....       --
      Class IB
        Shares 230,665
        Cost $2,169,351
        Market Value.....       --
    Putnam VT The George
     Putnam Fund of
     Boston
      Class IA
       Shares 12,491,065
       Cost $128,267,086
        Market Value.....       --
      Class IB
        Shares 165,688
        Cost $1,719,808
        Market Value.....       --
    Putnam VT Global
     Asset Allocation
     Fund
      Class IA
       Shares 21,695,865
       Cost $279,070,981
        Market Value.....       --
      Class IB
        Shares 93,718
        Cost $1,581,608
        Market Value.....       --
  Due from Hartford Life
   Insurance Company.....         96,429
  Receivable from fund
   shares sold...........       --
                              ----------
  Total Assets...........      8,237,212
                              ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............         96,432
                              ----------
  Total Liabilities......         96,432
                              ----------
  Net Assets (variable
   annuity contract
   liabilities)..........     $8,140,780
                              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                            ASIA PACIFIC     CAPITAL      DIVERSIFIED    THE GEORGE PUTNAM   GLOBAL ASSET
                               GROWTH      APPRECIATION      INCOME       FUND OF BOSTON      ALLOCATION
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ------------  --------------  -----------------  --------------
ASSETS:
  Investments:
    Putnam VT American
     Government Income
     Fund
      Class IA
        Shares 694,349
        Cost $7,441,436
        Market Value.....       --            --              --               --                --
      Class IB
        Shares 53,935
        Cost $567,840
        Market Value.....       --            --              --               --                --
    Putnam VT Asia
     Pacific Growth Fund
      Class IA
        Shares 4,227,678
        Cost $43,283,915
        Market Value.....   $39,317,404       --              --               --                --
      Class IB
        Shares 6,170
        Cost $72,995
        Market Value.....        57,193       --              --               --                --
    Putnam VT Capital
     Appreciation Fund
      Class IA
        Shares 6,446
        Cost $58,997
        Market Value.....       --           $58,404          --               --                --
      Class IB
        Shares 857
        Cost $7,781
        Market Value.....       --             7,764          --               --                --
    Putnam VT Diversified
     Income Fund
      Class IA
       Shares 29,647,453
       Cost $310,001,030
        Market Value.....       --            --          $271,274,199         --                --
      Class IB
        Shares 230,665
        Cost $2,169,351
        Market Value.....       --            --             2,101,355         --                --
    Putnam VT The George
     Putnam Fund of
     Boston
      Class IA
       Shares 12,491,065
       Cost $128,267,086
        Market Value.....       --            --              --           $136,902,076          --
      Class IB
        Shares 165,688
        Cost $1,719,808
        Market Value.....       --            --              --              1,812,632          --
    Putnam VT Global
     Asset Allocation
     Fund
      Class IA
       Shares 21,695,865
       Cost $279,070,981
        Market Value.....       --            --              --               --            $361,453,116
      Class IB
        Shares 93,718
        Cost $1,581,608
        Market Value.....       --            --              --               --               1,562,275
  Due from Hartford Life
   Insurance Company.....       --            --              --                 49,296          --
  Receivable from fund
   shares sold...........     1,207,539       --                16,578         --                 332,897
                            -----------      -------      ------------     ------------      ------------
  Total Assets...........    40,582,136       66,168       273,392,132      138,764,004       363,348,288
                            -----------      -------      ------------     ------------      ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     1,229,856           27            15,959         --                 333,017
  Payable for fund shares
   purchased.............       --            --              --                 48,257          --
                            -----------      -------      ------------     ------------      ------------
  Total Liabilities......     1,229,856           27            15,959           48,257           333,017
                            -----------      -------      ------------     ------------      ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $39,352,280      $66,141      $273,376,173     $138,715,747      $363,015,271
                            ===========      =======      ============     ============      ============

_____________________________________ SA-3 _____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                              GLOBAL
                              GROWTH
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Putnam VT Global
     Growth Fund
      Class IA
       Shares 45,273,894
       Cost $654,626,806
        Market Value.....  $819,457,481
      Class IB
        Shares 126,122
        Cost $2,816,387
        Market Value.....     2,272,727
    Putnam VT Growth and
     Income Fund
      Class IA
      Shares 156,444,594
     Cost $2,966,250,093
        Market Value.....       --
      Class IB
        Shares 452,231
        Cost $11,522,950
        Market Value.....       --
    Putnam VT Growth
     Opportunities Fund
      Class IA
        Shares 4,390,556
        Cost $46,249,988
        Market Value.....       --
      Class IB
        Shares 294,391
        Cost $3,030,334
        Market Value.....       --
    Putnam VT Health
     Sciences Fund
      Class IA
       Shares 14,241,274
       Cost $162,548,135
        Market Value.....       --
      Class IB
        Shares 158,414
        Cost $1,943,557
        Market Value.....       --
    Putnam VT High Yield
     Fund
      Class IA
       Shares 33,783,298
       Cost $386,296,408
        Market Value.....       --
      Class IB
        Shares 110,676
        Cost $1,165,624
        Market Value.....       --
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........       520,386
                           ------------
  Total Assets...........   822,250,594
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       519,378
  Payable for fund shares
   purchased.............       --
                           ------------
  Total Liabilities......       519,378
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $821,731,216
                           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                               GROWTH         GROWTH         HEALTH
                             AND INCOME    OPPORTUNITIES    SCIENCES     HIGH YIELD
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -------------  ------------  ------------
ASSETS:
  Investments:
    Putnam VT Global
     Growth Fund
      Class IA
       Shares 45,273,894
       Cost $654,626,806
        Market Value.....        --             --             --            --
      Class IB
        Shares 126,122
        Cost $2,816,387
        Market Value.....        --             --             --            --
    Putnam VT Growth and
     Income Fund
      Class IA
      Shares 156,444,594
     Cost $2,966,250,093
        Market Value.....  $4,044,092,763       --             --            --
      Class IB
        Shares 452,231
        Cost $11,522,950
        Market Value.....      11,649,478       --             --            --
    Putnam VT Growth
     Opportunities Fund
      Class IA
        Shares 4,390,556
        Cost $46,249,988
        Market Value.....        --         $34,246,339        --            --
      Class IB
        Shares 294,391
        Cost $3,030,334
        Market Value.....        --           2,293,302        --            --
    Putnam VT Health
     Sciences Fund
      Class IA
       Shares 14,241,274
       Cost $162,548,135
        Market Value.....        --             --        $208,065,011       --
      Class IB
        Shares 158,414
        Cost $1,943,557
        Market Value.....        --             --           2,309,680       --
    Putnam VT High Yield
     Fund
      Class IA
       Shares 33,783,298
       Cost $386,296,408
        Market Value.....        --             --             --       $303,374,014
      Class IB
        Shares 110,676
        Cost $1,165,624
        Market Value.....        --             --             --            992,760
  Due from Hartford Life
   Insurance Company.....        --              70,791        238,347       --
  Receivable from fund
   shares sold...........       1,690,614       --             --            188,396
                           --------------   -----------   ------------  ------------
  Total Assets...........   4,057,432,855    36,610,432    210,613,038   304,555,170
                           --------------   -----------   ------------  ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       1,694,356       --             --            198,780
  Payable for fund shares
   purchased.............        --              70,937        235,865       --
                           --------------   -----------   ------------  ------------
  Total Liabilities......       1,694,356        70,937        235,865       198,780
                           --------------   -----------   ------------  ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $4,055,738,499   $36,539,495   $210,377,173  $304,356,390
                           ==============   ===========   ============  ============

_____________________________________ SA-5 _____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                              INCOME
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Putnam VT Income Fund
      Class IA
       Shares 37,135,420
       Cost $439,970,743
        Market Value.....  $468,277,641
      Class IB
        Shares 134,489
        Cost $1,688,453
        Market Value.....     1,691,866
    Putnam VT
     International Growth
     Fund
      Class IA
        Shares 14,207,925
       Cost $210,187,289
        Market Value.....       --
      Class IB
        Shares 334,332
        Cost $6,229,437
        Market Value.....       --
    Putnam VT
     International Growth
     and Income Fund
      Class IA
        Shares 11,547,880
       Cost $137,973,411
        Market Value.....       --
      Class IB
        Shares 32,029
        Cost $430,088
        Market Value.....       --
    Putnam VT
     International New
     Opportunities Fund
      Class IA
        Shares 7,450,813
       Cost $109,744,395
        Market Value.....       --
      Class IB
        Shares 67,720
        Cost $1,266,686
        Market Value.....       --
    Putnam VT Investors
     Fund
      Class IA
        Shares 34,627,559
       Cost $429,325,521
        Market Value.....       --
      Class IB
        Shares 639,165
        Cost $8,910,255
        Market Value.....       --
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........        22,305
                           ------------
  Total Assets...........   469,991,812
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        22,405
  Payable for fund shares
   purchased.............       --
                           ------------
  Total Liabilities......        22,405
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $469,969,407
                           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           INTERNATIONAL    INTERNATIONAL      INTERNATIONAL
                              GROWTH      GROWTH AND INCOME  NEW OPPORTUNITIES    INVESTORS
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  -----------------  --------------
ASSETS:
  Investments:
    Putnam VT Income Fund
      Class IA
       Shares 37,135,420
       Cost $439,970,743
        Market Value.....       --              --                 --                --
      Class IB
        Shares 134,489
        Cost $1,688,453
        Market Value.....       --              --                 --                --
    Putnam VT
     International Growth
     Fund
      Class IA
        Shares 14,207,925
       Cost $210,187,289
        Market Value.....  $251,764,435         --                 --                --
      Class IB
        Shares 334,332
        Cost $6,229,437
        Market Value.....     5,907,652         --                 --                --
    Putnam VT
     International Growth
     and Income Fund
      Class IA
        Shares 11,547,880
       Cost $137,973,411
        Market Value.....       --          $153,355,841           --                --
      Class IB
        Shares 32,029
        Cost $430,088
        Market Value.....       --               424,380           --                --
    Putnam VT
     International New
     Opportunities Fund
      Class IA
        Shares 7,450,813
       Cost $109,744,395
        Market Value.....       --              --             $102,150,651          --
      Class IB
        Shares 67,720
        Cost $1,266,686
        Market Value.....       --              --                  925,736          --
    Putnam VT Investors
     Fund
      Class IA
        Shares 34,627,559
       Cost $429,325,521
        Market Value.....       --              --                 --            $427,996,632
      Class IB
        Shares 639,165
        Cost $8,910,255
        Market Value.....       --              --                 --               7,868,119
  Due from Hartford Life
   Insurance Company.....       --              --                 --                     543
  Receivable from fund
   shares sold...........       716,443          126,201          2,132,571          --
                           ------------     ------------       ------------      ------------
  Total Assets...........   258,388,530      153,906,422        105,208,958       435,865,294
                           ------------     ------------       ------------      ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       716,695          126,273          2,132,777          --
  Payable for fund shares
   purchased.............       --              --                 --                  14,719
                           ------------     ------------       ------------      ------------
  Total Liabilities......       716,695          126,273          2,132,777            14,719
                           ------------     ------------       ------------      ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $257,671,835     $153,780,149       $103,076,181      $435,850,575
                           ============     ============       ============      ============

_____________________________________ SA-7 _____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                              MONEY
                              MARKET
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Putnam VT Money
     Market Fund
      Class IA
        Shares
       309,052,992
       Cost $309,052,992
        Market Value.....  $309,052,992
      Class IB
        Shares 4,946,110
        Cost $4,946,110
        Market Value.....     4,946,110
    Putnam VT New
     Opportunities Fund
      Class IA
        Shares 47,381,198
       Cost $907,473,315
        Market Value.....       --
      Class IB
        Shares 245,028
        Cost $9,713,038
        Market Value.....       --
    Putnam VT New Value
     Fund
      Class IA
        Shares 8,519,369
        Cost $95,642,964
        Market Value.....       --
      Class IB
        Shares 35,979
        Cost $435,549
        Market Value.....       --
    Putnam VT OTC &
     Emerging Growth Fund
      Class IA
        Shares 8,556,902
       Cost $173,811,114
        Market Value.....       --
      Class IB
        Shares 175,574
        Cost $3,165,551
        Market Value.....       --
    Putnam VT Research
     Fund
      Class IA
        Shares 6,388,978
        Cost $86,831,996
        Market Value.....       --
      Class IB
        Shares 95,443
        Cost $1,401,049
        Market Value.....       --
  Due from Hartford Life
   Insurance Company.....     5,578,106
  Receivable from fund
   shares sold...........       --
                           ------------
  Total Assets...........   319,577,208
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............     5,511,370
                           ------------
  Total Liabilities......     5,511,370
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $314,065,838
                           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                NEW            NEW        OTC & EMERGING
                           OPPORTUNITIES      VALUE           GROWTH          RESEARCH
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ------------  -----------------  -------------
ASSETS:
  Investments:
    Putnam VT Money
     Market Fund
      Class IA
        Shares
       309,052,992
       Cost $309,052,992
        Market Value.....        --             --             --                --
      Class IB
        Shares 4,946,110
        Cost $4,946,110
        Market Value.....        --             --             --                --
    Putnam VT New
     Opportunities Fund
      Class IA
        Shares 47,381,198
       Cost $907,473,315
        Market Value.....  $1,416,224,021       --             --                --
      Class IB
        Shares 245,028
        Cost $9,713,038
        Market Value.....       7,294,483       --             --                --
    Putnam VT New Value
     Fund
      Class IA
        Shares 8,519,369
        Cost $95,642,964
        Market Value.....        --        $115,096,669        --                --
      Class IB
        Shares 35,979
        Cost $435,549
        Market Value.....        --             485,356        --                --
    Putnam VT OTC &
     Emerging Growth Fund
      Class IA
        Shares 8,556,902
       Cost $173,811,114
        Market Value.....        --             --          $94,639,336          --
      Class IB
        Shares 175,574
        Cost $3,165,551
        Market Value.....        --             --            1,936,577          --
    Putnam VT Research
     Fund
      Class IA
        Shares 6,388,978
        Cost $86,831,996
        Market Value.....        --             --             --            $91,490,170
      Class IB
        Shares 95,443
        Cost $1,401,049
        Market Value.....        --             --             --              1,362,921
  Due from Hartford Life
   Insurance Company.....        --             --              508,748          --
  Receivable from fund
   shares sold...........       1,085,978       207,939        --                 22,212
                           --------------  ------------     -----------      -----------
  Total Assets...........   1,424,604,482   115,789,964      97,084,661       92,875,303
                           --------------  ------------     -----------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       1,078,963       208,070        --                 23,395
  Payable for fund shares
   purchased.............        --             --              554,681          --
                           --------------  ------------     -----------      -----------
  Total Liabilities......       1,078,963       208,070         554,681           23,395
                           --------------  ------------     -----------      -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $1,423,525,519  $115,581,894     $96,529,980      $92,851,908
                           ==============  ============     ===========      ===========

_____________________________________ SA-9 _____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                            SMALL CAP
                              VALUE
                           SUB-ACCOUNT
                           -----------
ASSETS:
  Investments:
    Putnam VT Small Cap
     Value Fund
      Class IA
        Shares 1,893,945
        Cost $20,911,293
        Market Value.....  $24,261,429
      Class IB
        Shares 15,246
        Cost $169,198
        Market Value.....      195,000
    Putnam VT Technology
     Fund
      Class IA
        Shares 985,758
        Cost $10,243,175
        Market Value.....      --
      Class IB
        Shares 13,364
        Cost $143,930
        Market Value.....      --
    Putnam VT Utilities
     Growth and Income
     Fund
      Class IA
       Shares 26,680,459
       Cost $310,509,662
        Market Value.....      --
      Class IB
        Shares 65,484
        Cost $1,108,827
        Market Value.....      --
    Putnam VT Vista Fund
      Class IA
       Shares 16,133,451
       Cost $268,529,966
        Market Value.....      --
      Class IB
        Shares 270,106
        Cost $5,836,930
        Market Value.....      --
    Putnam VT Voyager
     Fund
      Class IA
       Shares 63,976,637
     Cost $1,743,082,857
        Market Value.....      --
      Class IB
        Shares 222,670
        Cost $12,443,856
        Market Value.....      --
    Putnam VT Voyager
     Fund II
      Class IA
        Shares 54,965
        Cost $427,483
        Market Value.....      --
  Due from Hartford Life
   Insurance Company.....      324,481
  Receivable from fund
   shares sold...........      --
                           -----------
  Total Assets...........   24,780,910
                           -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............      324,552
                           -----------
  Total Liabilities......      324,552
                           -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $24,456,358
                           ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                            UTILITIES                                          VOYAGER
                           TECHNOLOGY   GROWTH AND INCOME      VISTA           VOYAGER         FUND II
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------------  --------------  ----------------  -----------
ASSETS:
  Investments:
    Putnam VT Small Cap
     Value Fund
      Class IA
        Shares 1,893,945
        Cost $20,911,293
        Market Value.....      --             --                --               --             --
      Class IB
        Shares 15,246
        Cost $169,198
        Market Value.....      --             --                --               --             --
    Putnam VT Technology
     Fund
      Class IA
        Shares 985,758
        Cost $10,243,175
        Market Value.....  $6,880,588         --                --               --             --
      Class IB
        Shares 13,364
        Cost $143,930
        Market Value.....      93,145         --                --               --             --
    Putnam VT Utilities
     Growth and Income
     Fund
      Class IA
       Shares 26,680,459
       Cost $310,509,662
        Market Value.....      --         $483,983,519          --               --             --
      Class IB
        Shares 65,484
        Cost $1,108,827
        Market Value.....      --            1,185,256          --               --             --
    Putnam VT Vista Fund
      Class IA
       Shares 16,133,451
       Cost $268,529,966
        Market Value.....      --             --            $317,022,311         --             --
      Class IB
        Shares 270,106
        Cost $5,836,930
        Market Value.....      --             --               5,294,071         --             --
    Putnam VT Voyager
     Fund
      Class IA
       Shares 63,976,637
     Cost $1,743,082,857
        Market Value.....      --             --                --          $3,123,339,437      --
      Class IB
        Shares 222,670
        Cost $12,443,856
        Market Value.....      --             --                --              10,830,645      --
    Putnam VT Voyager
     Fund II
      Class IA
        Shares 54,965
        Cost $427,483
        Market Value.....      --             --                --               --           $394,646
  Due from Hartford Life
   Insurance Company.....      18,852         --                --               --              3,150
  Receivable from fund
   shares sold...........      --              175,283           814,641         1,853,690      --
                           ----------     ------------      ------------    --------------    --------
  Total Assets...........   6,992,585      485,344,058       323,131,023     3,136,023,772     397,796
                           ----------     ------------      ------------    --------------    --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              171,717           815,246         1,873,463      --
  Payable for fund shares
   purchased.............      18,905         --                --               --              3,151
                           ----------     ------------      ------------    --------------    --------
  Total Liabilities......      18,905          171,717           815,246         1,873,463       3,151
                           ----------     ------------      ------------    --------------    --------
  Net Assets (variable
   annuity contract
   liabilities)..........  $6,973,680     $485,172,341      $322,315,777    $3,134,150,309    $394,645
                           ==========     ============      ============    ==============    ========

_____________________________________ SA-11 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  American Government Income Fund
   Class IA........................        3,853   $11.114279  $        42,823
  American Government Income Fund
   Class IA........................      669,218    11.068618        7,407,317
  American Government Income Fund
   Class IA -- ODBO................        9,443    11.053441          104,373
  American Government Income Fund
   Class IB........................       48,472    10.888976          527,814
  American Government Income Fund
   Class IB........................        5,292    11.045375           58,453
  Asia Pacific Growth Fund
   Class IA .40%...................          986    10.180100           10,041
  Asia Pacific Growth Fund
   Class IA........................    4,062,641     9.618937       39,078,288
  Asia Pacific Growth Fund
   Class IA -- ODBO................       13,322     9.594987          127,828
  Asia Pacific Growth Fund
   Class IB........................        5,032     6.359910           32,002
  Asia Pacific Growth Fund
   Class IB........................          987    11.794822           11,646
  Asia Pacific Growth Fund
   Class IB........................        2,279     5.942610           13,544
  Capital Appreciation Fund IA.....        6,142     9.504947           58,384
  Capital Appreciation Fund IB.....          816     9.503388            7,757
  Diversified Income Fund Class IA
   .40%............................        1,060    13.566600           14,381
  Diversified Income Fund
   Class IA........................          606    10.160044            6,161
  Diversified Income Fund
   Class IA........................           73    10.141564              741
  Diversified Income Fund
   Class IA........................   21,752,589    12.368781      269,053,012
  Diversified Income Fund
   Class IA -- ODBO................      120,696    12.337973        1,489,139
  Diversified Income Fund
   Class IB........................      119,551     9.783470        1,169,622
  Diversified Income Fund
   Class IB........................       91,214     9.348478          852,713
  Diversified Income Fund
   Class IB........................        8,080     9.779649           79,015
  The George Putnam Fund of Boston
   Class IA .40%...................        2,872    11.192407           32,140
  The George Putnam Fund of Boston
   Class IA........................   12,337,963    10.897872      134,457,544
  The George Putnam Fund of Boston
   Class IA -- ODBO................      204,664    10.870739        2,224,848
  The George Putnam Fund of Boston
   Class IB........................       45,861    11.460881          525,607
  The George Putnam Fund of Boston
   Class IB........................      102,790    11.017372        1,132,476
  The George Putnam Fund of Boston
   Class IB........................       10,106    11.630646          117,542
  The George Putnam Fund of Boston
   Class IB........................        3,186    11.616383           37,016
  Global Asset Allocation Fund
   Class IA........................        1,069    20.672653           22,089
  Global Asset Allocation Fund
   Class IA........................           46    10.389830              477
  Global Asset Allocation Fund
   Class IA........................   11,494,709    31.287215      359,637,447
  Global Asset Allocation Fund
   Class IA -- ODBO................       18,801    31.209368          586,768
  Global Asset Allocation Fund
   Class IB........................      136,539     9.679881        1,321,684
  Global Asset Allocation Fund
   Class IB........................        6,192    10.509887           65,079
  Global Asset Allocation Fund
   Class IB........................       18,375     9.551440          175,511
  Global Growth Fund Class IA
   .40%............................          512    23.328365           11,934
  Global Growth Fund Class IA......   28,837,246    28.154059      811,885,519
  Global Growth Fund Class IA --
   ODBO............................      150,942    28.083880        4,239,034
  Global Growth Fund Class IB......      190,519     6.942516        1,322,681
  Global Growth Fund Class IB......        7,309     6.934222           50,680
  Global Growth Fund Class IB......       66,398    11.697225          776,674
  Global Growth Fund Class IB......       16,537     6.549212          108,303
  Global Growth Fund Class IB......        2,195     6.541145           14,359
  Growth and Income Fund Class IA
   .40%............................          791    26.241567           20,746
  Growth and Income Fund
   Class IA........................        5,882    11.041425           64,946
  Growth and Income Fund
   Class IA........................           82    11.021353              900
  Growth and Income Fund
   Class IA........................   82,532,508    48.662952    4,016,275,455
  Growth and Income Fund
   Class IA -- ODBO................      366,879    48.541773       17,808,972
  Growth and Income Fund
   Class IB........................      321,441    11.691362        3,758,088
  Growth and Income Fund
   Class IB........................       98,217    11.677447        1,146,919
  Growth and Income Fund
   Class IB........................      558,953    11.099063        6,203,855
  Growth and Income Fund
   Class IB........................       43,591    11.957262          521,226
  Growth and Income Fund
   Class IB........................        1,629    11.942601           19,457
  Growth Opportunities Fund
   Class IA........................    4,377,293     7.700509       33,707,386
  Growth Opportunities Fund
   Class IA -- ODBO................       69,887     7.689925          537,427
  Growth Opportunities Fund
   Class IB........................      240,367     7.240225        1,740,313
  Growth Opportunities Fund
   Class IB........................        1,891     7.231572           13,673
  Growth Opportunities Fund
   Class IB........................       40,989     7.683595          314,943
  Growth Opportunities Fund
   Class IB........................       30,244     6.961159          210,537
  Growth Opportunities Fund
   Class IB........................        1,988     6.952580           13,823
  Health Sciences Fund Class IA
   .40%............................        1,000    14.482215           14,482
  Health Sciences Fund Class IA....        1,303    14.918269           19,432

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
  Health Sciences Fund Class IA....   14,590,700   $14.101017  $   205,743,705
  Health Sciences Fund
   Class IA -- ODBO................      157,101    14.065900        2,209,765
  Health Sciences Fund Class IB....       49,564    12.177992          603,594
  Health Sciences Fund Class IB....          851    12.163480           10,352
  Health Sciences Fund Class IB....      102,808    13.968992        1,436,126
  Health Sciences Fund Class IB....       20,908    11.237646          234,957
  Health Sciences Fund Class IB....        2,196    11.223848           24,647
  High Yield Fund Class IA .40%....        1,066    13.538150           14,427
  High Yield Fund Class IA.........   13,446,184    22.388030      301,033,564
  High Yield Fund Class IA --
   ODBO............................       64,872    22.332338        1,448,748
  High Yield Fund Class IB.........        5,889     8.921473           52,538
  High Yield Fund Class IB.........       28,472     8.942867          254,620
  High Yield Fund Class IB.........       82,041     8.356728          685,594
  Income Fund Class IA .40%........        1,028    15.009903           15,431
  Income Fund Class IA.............   21,182,424    21.912851      464,167,292
  Income Fund Class IA -- ODBO.....      121,621    21.858285        2,658,417
  Income Fund Class IA.............        8,211    10.751913           88,288
  Income Fund Class IB.............       90,410    10.538486          952,783
  Income Fund Class IB.............       20,822    10.575166          220,196
  Income Fund Class IB.............        1,345    10.562169           14,201
  Income Fund Class IB.............          586    10.554313            6,189
  Income Fund Class IB.............       47,176    10.566896          498,502
  International Growth Fund
   Class IA .40%...................        1,000    19.672179           19,672
  International Growth Fund
   Class IA........................        2,115    11.847381           25,061
  International Growth Fund
   Class IA........................        3,818    11.825837           45,150
  International Growth Fund
   Class IA........................   13,169,345    18.900452      248,906,582
  International Growth Fund
   Class IA -- ODBO................      141,780    18.853425        2,673,039
  International Growth Fund
   Class IB........................      235,533     8.812842        2,075,715
  International Growth Fund
   Class IB........................      104,312     8.802338          918,186
  International Growth Fund
   Class IB........................      204,243    13.358477        2,728,379
  International Growth Fund
   Class IB........................       21,753     8.236126          179,161
  International Growth Fund
   Class IB........................          747     8.226005            6,143
  International Growth and Income
   Fund Class IA .40%..............        1,146    16.517004           18,926
  International Growth and Income
   Fund Class IA...................    9,604,859    15.868212      152,411,946
  International Growth and Income
   Fund Class IA -- ODBO...........       44,502    15.828697          704,408
  International Growth and Income
   Fund Class IB...................        6,915    10.569208           73,081
  International Growth and Income
   Fund Class IB...................       23,831    11.644887          277,515
  International Growth and Income
   Fund Class IB...................        6,945    10.385587           72,123
  International Growth and Income
   Fund Class IB...................          160    10.372825            1,662
  International New Opportunities
   Fund Class IA .40%..............        1,193    14.167683           16,905
  International New Opportunities
   Fund Class IA...................    7,444,689    13.610742      101,327,735
  International New Opportunities
   Fund Class IA -- ODBO...........       46,907    13.576887          636,856
  International New Opportunities
   Fund Class IB...................       88,994     5.728298          509,785
  International New Opportunities
   Fund Class IB...................       28,579    11.504380          328,784
  International New Opportunities
   Fund Class IB...................       15,997     5.362132           85,779
  International New Opportunities
   Fund Class IB...................          256     5.355523            1,371
  Investors Fund Class IA .40%.....        1,601    12.112355           19,395
  Investors Fund Class IA..........          597    10.031408            5,990
  Investors Fund Class IA..........          419     1.001316              420
  Investors Fund Class IA..........   35,711,134    11.793456      421,157,685
  Investors Fund Class IA --
   ODBO............................      557,393    11.764078        6,557,219
  Investors Fund Class IB..........      473,090     8.471564        4,007,812
  Investors Fund Class IB..........       31,236     8.461466          264,301
  Investors Fund Class IB..........      274,654    11.124070        3,055,271
  Investors Fund Class IB..........       65,616     8.239131          540,621
  Money Market Fund Class IA
   .40%............................       10,938     1.360347           14,879
  Money Market Fund Class IA.......      842,484     1.060146          893,156
  Money Market Fund Class IA.......        4,056    10.582166           42,921
  Money Market Fund Class IA.......  184,582,681     1.663415      307,037,600
  Money Market Fund Class IA --
   ODBO............................      492,269     1.659288          816,811
  Money Market Fund Class IB.......      458,357     1.035823          474,776
  Money Market Fund Class IB.......    3,760,643     1.090447        4,100,782
  Money Market Fund Class IB.......      358,485     1.034624          370,897
  New Opportunities Fund Class IA
   .40%............................          257    34.873805            8,951

_____________________________________ SA-13 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD -- (CONTINUED)
  New Opportunities Fund
   Class IA........................        1,169   $10.685446  $        12,487
  New Opportunities Fund
   Class IA........................   46,653,816    30.189528    1,408,456,682
  New Opportunities Fund
   Class IA -- ODBO................      206,056    30.114270        6,205,231
  New Opportunities Fund
   Class IB........................      695,714     6.528349        4,541,864
  New Opportunities Fund
   Class IB........................       16,947     6.520539          110,506
  New Opportunities Fund
   Class IB........................      167,320    12.803339        2,142,259
  New Opportunities Fund
   Class IB........................       80,296     6.020450          483,416
  New Opportunities Fund
   Class IB........................          654    12.779339            8,359
  New Opportunities Fund
   Class IB........................        1,310     6.013019            7,878
  New Value Fund Class IA .40%.....        1,000    15.104094           15,104
  New Value Fund Class IA..........    7,893,538    14.512639      114,556,074
  New Value Fund Class IA --
   ODBO............................       32,156    14.476552          465,515
  New Value Fund Class IB..........       12,580    13.084834          164,612
  New Value Fund Class IB..........       24,582    12.271672          301,664
  New Value Fund Class IB..........        1,414    13.496976           19,083
  OTC & Emerging Growth Fund
   Class IA .40%...................        1,000    11.057264           11,057
  OTC & Emerging Growth Fund
   Class IA........................        1,719     7.931741           13,637
  OTC & Emerging Growth Fund
   Class IA........................           26     7.917267              207
  OTC & Emerging Growth Fund
   Class IA........................    8,676,823    10.764839       93,404,604
  OTC & Emerging Growth Fund
   Class IA -- ODBO................       99,276    10.737944        1,066,019
  OTC & Emerging Growth Fund
   Class IB........................      140,291     3.900386          547,190
  OTC & Emerging Growth Fund
   Class IB........................      146,460     3.895701          570,563
  OTC & Emerging Growth Fund
   Class IB........................       54,362    11.032869          599,770
  OTC & Emerging Growth Fund
   Class IB........................       62,030     3.483599          216,088
  OTC & Emerging Growth Fund
   Class IB........................          832     3.479286            2,895
  Research Fund Class IA .40%......        1,000    15.563861           15,564
  Research Fund Class IA...........        2,064    11.510807           23,758
  Research Fund Class IA...........    5,894,021    15.218353       89,697,288
  Research Fund Class IA -- ODBO...      112,942    15.180462        1,714,505
  Research Fund Class IB...........       68,105     9.951020          677,714
  Research Fund Class IB...........       25,187    15.134090          381,189
  Research Fund Class IB...........       25,041     9.878843          247,374
  Research Fund Class IB...........        5,740     9.866698           56,638
  Small Cap Value Fund Class IA....        1,000    12.809148           12,809
  Small Cap Value Fund Class IA....    1,878,037    12.597774       23,659,081
  Small Cap Value Fund
   Class IA -- ODBO................       46,086    12.566428          579,139
  Small Cap Value Fund Class IB....        5,728    11.980654           68,628
  Small Cap Value Fund Class IB....        9,691    12.546634          121,584
  Small Cap Value Fund Class IB....          202    11.840091            2,392
  Small Cap Value Fund Class IB....          196    11.825546            2,320
  Technology Fund Class IA.........    1,136,932     5.953007        6,768,166
  Technology Fund Class IA --
   ODBO............................       18,891     5.948906          112,383
  Technology Fund Class IB.........        9,295     5.944477           55,254
  Technology Fund Class IB.........        6,035     5.941744           35,861
  Technology Fund Class IB.........          339     5.937653            2,016
  Utilities Growth and Income Fund
   Class IA .40%...................        1,024    25.804749           26,432
  Utilities Growth and Income Fund
   Class IA........................          908    11.470255           10,415
  Utilities Growth and Income Fund
   Class IA........................   18,524,826    25.946481      480,654,038
  Utilities Growth and Income Fund
   Class IA -- ODBO................       85,029    25.881869        2,200,714
  Utilities Growth and Income Fund
   Class IB........................       24,631    11.830643          291,402
  Utilities Growth and Income Fund
   Class IB........................            4    11.816568               49
  Utilities Growth and Income Fund
   Class IB........................       48,816    12.517566          611,057
  Utilities Growth and Income Fund
   Class IB........................       23,506    11.802379          277,425
  Utilities Growth and Income Fund
   Class IB........................          452    11.787908            5,325
  Vista Fund Class IA .40%.........        2,252    21.270948           47,909
  Vista Fund Class IA..............        2,677    13.212222           35,371
  Vista Fund Class IA..............        3,383    13.188165           44,619
  Vista Fund Class IA..............   15,372,513    20.439132      314,200,831
  Vista Fund Class IA -- ODBO......      124,377    20.388239        2,535,833
  Vista Fund Class IB..............      252,880     8.123756        2,054,332
  Vista Fund Class IB..............      111,821     8.114053          907,324
  Vista Fund Class IB..............      129,591    14.560397        1,886,899

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
  Vista Fund Class IB..............       59,818   $ 7.274507  $       435,150
  Vista Fund Class IB..............        1,412     7.265539           10,257
  Voyager Fund Class IA -- .40%....        1,353    36.082044           48,826
  Voyager Fund Class IA............   43,489,504    71.279790    3,099,922,714
  Voyager Fund Class IA -- ODBO....      186,559    71.102181       13,264,778
  Voyager Fund Class IA............        5,790    11.527083           66,741
  Voyager Fund Class IB............      365,361    13.749246        5,023,436
  Voyager Fund Class IB............      106,041     7.305649          774,701
  Voyager Fund Class IB............        3,148     7.296652           22,973
  Voyager Fund Class IB............      119,001     7.774635          925,191
  Voyager Fund Class IB............      524,692     7.783934        4,084,165
  Voyager Fund II Class IA.........       48,213     7.863236          379,107
  Voyager Fund II Class IA.........          329     7.869088            2,588
  Voyager Fund II Class IA --
   ODBO............................        1,647     7.861290           12,950
                                                               ---------------
  SUB-TOTAL........................                             13,655,990,413
                                                               ---------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Asia Pacific Growth Fund
   Class IA........................        8,206     9.618937           78,931
  Diversified Income Fund
   Class IA........................       57,515    12.368781          711,389
  George Putnam Fund of Boston
   Class IA........................       17,304    10.897872          188,574
  Global Asset Allocation Fund
   Class IA........................       38,553    31.287215        1,206,219
  Global Growth Fund Class IA......      117,995    28.154059        3,322,032
  Growth and Income Fund
   Class IA........................      203,809    48.662952        9,917,935
  Growth Opportunities
   Fund Class IA...................          181     7.700509            1,393
  Health Sciences Fund Class IA....        5,681    14.101017           80,113
  High Yield Fund Class IA.........        1,869    13.538150           25,307
  High Yield Fund Class IA.........       37,591    22.388030          841,592
  Income Fund Class IA.............       61,521    21.912851        1,348,108
  International Growth Fund
   Class IA........................        5,013    18.900452           94,747
  International Growth and Income
   Fund Class IA...................       13,895    15.868212          220,488
  International New Opportunities
   Fund Class IA...................       12,414    13.610742          168,962
  Investors Fund Class IA..........        1,352    10.031408           13,567
  Investors Fund Class IA..........       19,358    11.793456          228,294
  Money Market Fund Class IA.......      188,797     1.663415          314,048
  New Opportunities Fund
   Class IA........................       51,272    30.189528        1,547,886
  New Value Fund Class IA..........        4,123    14.512639           59,842
  OTC & Emerging Growth Fund
   Class IA........................        9,099    10.764839           97,950
  Research Fund Class IA...........        2,489    15.218353           37,878
  Small Cap Value Fund Class IA....          826    12.597774           10,405
  Utilities Growth and Income Fund
   Class IA........................       42,221    25.946481        1,095,484
  Vista Fund Class IA..............        7,694    20.439132          157,252
  Voyager Fund Class IA............          259    36.082044            9,360
  Voyager Fund Class IA............      140,396    71.279790       10,007,424
                                                               ---------------
  SUB-TOTAL........................                                 31,785,180
                                                               ---------------
GRAND TOTAL........................                            $13,687,775,593
                                                               ===============

_____________________________________ SA-15 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                             AMERICAN
                            GOVERNMENT   ASIA PACIFIC
                              INCOME        GROWTH
                           SUB-ACCOUNT*   SUB-ACCOUNT
                           ------------  -------------
INVESTMENT INCOME:
  Dividends..............    $152,513    $  2,895,233
                             --------    ------------
CAPITAL GAINS INCOME.....      57,892         --
                             --------    ------------
EXPENSES:
  Mortality and expense
   undertakings..........     (29,484)       (812,999)
                             --------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       4,385       2,100,476
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     131,506     (40,123,124)
                             --------    ------------
    Net gain (loss) on
     investments.........     135,891     (38,022,648)
                             --------    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $316,812    $(35,940,414)
                             ========    ============

  *  From inception, January 31, 2000 to December 31, 2000.
 **  From inception, November 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                           THE GEORGE
                              CAPITAL      DIVERSIFIED     PUTNAM FUND    GLOBAL ASSET       GLOBAL           GROWTH
                           APPRECIATION       INCOME        OF BOSTON      ALLOCATION        GROWTH         AND INCOME
                           SUB-ACCOUNT**   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  --------------  -------------  --------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $--          $ 24,102,860    $   --         $  7,593,278    $   8,122,877    $  79,274,752
                              -------      ------------    -----------    ------------    -------------    -------------
CAPITAL GAINS INCOME.....      --              --              --           39,656,392      202,437,956      373,253,120
                              -------      ------------    -----------    ------------    -------------    -------------
EXPENSES:
  Mortality and expense
   undertakings..........        (154)       (3,669,043)    (1,607,033)     (5,152,097)     (14,034,537)     (51,227,274)
                              -------      ------------    -----------    ------------    -------------    -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (6,066)       (3,033,514)         1,536       2,497,296      (24,388,983)     (30,061,450)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (610)      (20,778,725)    12,361,203     (70,765,988)    (552,422,351)    (134,583,034)
                              -------      ------------    -----------    ------------    -------------    -------------
    Net gain (loss) on
     investments.........      (6,676)      (23,812,239)    12,362,739     (68,268,692)    (576,811,334)    (164,644,484)
                              -------      ------------    -----------    ------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(6,830)     $ (3,378,422)   $10,755,706    $(26,171,119)   $(380,285,038)   $ 236,656,114
                              =======      ============    ===========    ============    =============    =============


                               GROWTH
                           OPPORTUNITIES
                            SUB-ACCOUNT*
                           --------------
INVESTMENT INCOME:
  Dividends..............   $   --
                            ------------
CAPITAL GAINS INCOME.....       --
                            ------------
EXPENSES:
  Mortality and expense
   undertakings..........       (338,895)
                            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (79,380)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (12,740,681)
                            ------------
    Net gain (loss) on
     investments.........    (12,820,061)
                            ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(13,158,956)
                            ============

  *  From inception, January 31, 2000 to December 31, 2000.
 **  From inception, November 1, 2000 to December 31, 2000.

_____________________________________ SA-17 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                             HEALTH
                            SCIENCES     HIGH YIELD
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $   --       $ 44,265,333
                           -----------  ------------
CAPITAL GAINS INCOME.....      --            --
                           -----------  ------------
EXPENSES:
  Mortality and expense
   undertakings..........   (1,853,967)   (4,517,215)
                           -----------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........     (142,546)  (10,574,653)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   42,448,833   (62,598,403)
                           -----------  ------------
    Net gain (loss) on
     investments.........   42,306,287   (73,173,056)
                           -----------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $40,452,320  $(33,424,938)
                           ===========  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                       INTERNATIONAL  INTERNATIONAL
                                        INTERNATIONAL     GROWTH           NEW                         MONEY          NEW
                             INCOME        GROWTH       AND INCOME    OPPORTUNITIES    INVESTORS      MARKET     OPPORTUNITIES
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -------------  -------------  -------------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............  $34,644,426  $  4,967,664   $  7,026,323   $     83,191   $    --        $18,790,371  $    --
                           -----------  ------------   ------------   ------------   -------------  -----------  -------------
CAPITAL GAINS INCOME.....      --         21,548,021     15,402,543      7,814,494        --            --         157,372,241
                           -----------  ------------   ------------   ------------   -------------  -----------  -------------
EXPENSES:
  Mortality and expense
   undertakings..........   (6,181,593)   (3,282,574)    (1,946,058)    (1,821,648)     (5,867,252)  (4,023,763)   (24,576,524)
                           -----------  ------------   ------------   ------------   -------------  -----------  -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........   (5,848,554)      463,484        (81,877)    (1,848,675)       (142,393)     --         (13,859,625)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    8,273,546   (52,741,957)   (20,245,137)   (72,674,643)    (94,172,229)     --        (660,537,112)
                           -----------  ------------   ------------   ------------   -------------  -----------  -------------
    Net gain (loss) on
     investments.........    2,424,992   (52,278,473)   (20,327,014)   (74,523,318)    (94,314,622)          36   (674,396,737)
                           -----------  ------------   ------------   ------------   -------------  -----------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $30,887,825  $(29,045,362)  $    155,794   $(68,447,281)  $(100,181,874) $14,766,608  $(541,601,020)
                           ===========  ============   ============   ============   =============  ===========  =============

_____________________________________ SA-19 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                               NEW       OTC & EMERGING
                              VALUE          GROWTH
                           SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------------
INVESTMENT INCOME:
  Dividends..............  $ 1,381,949    $   --
                           -----------    -------------
CAPITAL GAINS INCOME.....    4,894,376        1,806,196
                           -----------    -------------
EXPENSES:
  Mortality and expense
   undertakings..........   (1,196,954)      (1,873,281)
                           -----------    -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........     (646,540)      (3,354,409)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   14,230,546     (114,776,310)
                           -----------    -------------
    Net gain (loss) on
     investments.........   13,584,006     (118,130,719)
                           -----------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $18,663,377    $(118,197,804)
                           ===========    =============

 **  From inception, November 1, 2000 to December 31, 2000.
***  From inception, July 17, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                       UTILITIES
                                          SMALL CAP                      GROWTH                                         VOYAGER
                             RESEARCH       VALUE       TECHNOLOGY     AND INCOME       VISTA          VOYAGER          FUND II
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT***  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT**
                           ------------  -----------  --------------  ------------  -------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............  $   --        $   63,027    $   --         $15,270,126   $    --        $     1,212,101     $ --
                           -----------   ----------    -----------    -----------   ------------   ---------------     --------
CAPITAL GAINS INCOME.....      488,424       --            --          26,957,101      3,102,333       514,625,972       --
                           -----------   ----------    -----------    -----------   ------------   ---------------     --------
EXPENSES:
  Mortality and expense
   undertakings..........     (979,907)    (154,301)       (32,338)    (5,835,345)    (3,925,548)      (48,629,178)        (445)
                           -----------   ----------    -----------    -----------   ------------   ---------------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........        2,120       (5,047)        (3,118)     2,877,355       (366,947)      (35,245,064)      (2,032)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (2,796,075)   3,301,481     (3,413,372)    30,778,332    (33,805,404)   (1,107,609,961)     (32,836)
                           -----------   ----------    -----------    -----------   ------------   ---------------     --------
    Net gain (loss) on
     investments.........   (2,793,955)   3,296,434     (3,416,490)    33,655,687    (34,172,351)   (1,142,855,025)     (34,868)
                           -----------   ----------    -----------    -----------   ------------   ---------------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(3,285,438)  $3,205,160    $(3,448,828)   $70,047,569   $(34,995,566)  $  (675,646,130)    $(35,313)
                           ===========   ==========    ===========    ===========   ============   ===============     ========

 **  From inception, November 1, 2000 to December 31, 2000.
***  From inception, July 17, 2000 to December 31, 2000.

_____________________________________ SA-21 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                             AMERICAN
                            GOVERNMENT   ASIA PACIFIC     CAPITAL
                              INCOME        GROWTH     APPRECIATION
                           SUB-ACCOUNT*  SUB-ACCOUNT   SUB-ACCOUNT**
                           ------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  123,029   $  2,082,234     $  (154)
  Capital gains income...       57,892        --           --
  Net realized gain
   (loss) on security
   transactions..........        4,385      2,100,476      (6,066)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      131,506    (40,123,124)       (610)
                            ----------   ------------     -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      316,812    (35,940,414)     (6,830)
                            ----------   ------------     -------
UNIT TRANSACTIONS:
  Purchases..............      599,430      2,318,942       1,834
  Net transfers..........    7,374,655    (16,518,272)     71,178
  Surrenders for benefit
   payments and fees.....     (150,117)    (5,878,572)        (41)
  Net annuity
   transactions..........      --              33,882      --
                            ----------   ------------     -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    7,823,968    (20,044,020)     72,971
                            ----------   ------------     -------
  Net increase (decrease)
   in net assets.........    8,140,780    (55,984,434)     66,141
NET ASSETS:
  Beginning of period....      --          95,336,714      --
                            ----------   ------------     -------
  End of period..........   $8,140,780   $ 39,352,280     $66,141
                            ==========   ============     =======

  *  From inception, January 31, 2000, to December 31, 2000.
 **  From inception, November 1, 2000, to December 31, 2000.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                           ASIA PACIFIC
                              GROWTH
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment (loss)
   income................  $   (628,833)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       891,177
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    43,051,248
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    43,313,592
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     2,974,901
  Net transfers..........    23,863,311
  Surrenders for benefit
   payments and fees.....    (5,791,583)
  Net annuity
   transactions..........        20,904
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    21,067,533
                           ------------
  Net increase (decrease)
   in net assets.........    64,381,125
NET ASSETS:
  Beginning of period....    30,955,589
                           ------------
  End of period..........  $ 95,336,714
                           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                             THE GEORGE
                            DIVERSIFIED     PUTNAM FUND     GLOBAL ASSET         GLOBAL            GROWTH          GROWTH
                               INCOME        OF BOSTON       ALLOCATION          GROWTH          AND INCOME     OPPORTUNITIES
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT*
                           --------------  --------------  ---------------  ----------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $ 20,433,817    $ (1,607,033)   $   2,441,181    $   (5,911,660)   $   28,047,478   $   (338,895)
  Capital gains income...       --              --             39,656,392       202,437,956       373,253,120        --
  Net realized gain
   (loss) on security
   transactions..........     (3,033,514)          1,536        2,497,296       (24,388,983)      (30,061,450)       (79,380)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (20,778,725)     12,361,203      (70,765,988)     (552,422,351)     (134,583,034)   (12,740,681)
                            ------------    ------------    -------------    --------------    --------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (3,378,422)     10,755,706      (26,171,119)     (380,285,038)      236,656,114    (13,158,956)
                            ------------    ------------    -------------    --------------    --------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      8,689,611       6,985,328        5,514,828        27,860,950        85,607,341      9,961,140
  Net transfers..........    (15,312,496)      4,762,885      (23,793,133)          594,367      (391,423,646)    41,666,659
  Surrenders for benefit
   payments and fees.....    (35,291,991)     (9,117,753)     (58,928,235)     (126,411,767)     (513,932,652)    (1,931,344)
  Net annuity
   transactions..........        (39,390)        (26,806)        (195,511)         (329,208)         (320,854)         1,996
                            ------------    ------------    -------------    --------------    --------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (41,954,266)      2,603,654      (77,402,051)      (98,285,658)     (820,069,811)    49,698,451
                            ------------    ------------    -------------    --------------    --------------   ------------
  Net increase (decrease)
   in net assets.........    (45,332,688)     13,359,360     (103,573,170)     (478,570,696)     (583,413,697)    36,539,495
NET ASSETS:
  Beginning of period....    318,708,861     125,356,387      466,588,441     1,300,301,912     4,639,152,196        --
                            ------------    ------------    -------------    --------------    --------------   ------------
  End of period..........   $273,376,173    $138,715,747    $ 363,015,271    $  821,731,216    $4,055,738,499   $ 36,539,495
                            ============    ============    =============    ==============    ==============   ============

                                           THE GEORGE
                           DIVERSIFIED    PUTNAM FUND     GLOBAL ASSET       GLOBAL          GROWTH
                              INCOME       OF BOSTON       ALLOCATION        GROWTH        AND INCOME
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment (loss)
   income................  $ 19,498,899  $    1,737,962  $    3,596,277  $   (7,893,374) $    6,549,043
  Capital gains income...       --              157,875      26,498,777      72,877,988     346,107,793
  Net realized gain
   (loss) on security
   transactions..........       (76,212)         (1,244)      5,291,986       6,909,240       7,365,383
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (17,944,566)     (5,601,619)     10,561,151     434,809,996    (337,925,763)
                           ------------  --------------  --------------  --------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,478,121      (3,707,026)     45,948,191     506,703,850      22,096,456
                           ------------  --------------  --------------  --------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    15,934,296      31,084,432       7,369,483      20,919,499     187,215,499
  Net transfers..........    (9,628,445)     57,181,501     (28,647,605)      1,371,787     (33,647,755)
  Surrenders for benefit
   payments and fees.....   (31,771,692)     (6,304,255)    (49,480,082)    (85,433,451)   (488,015,638)
  Net annuity
   transactions..........       411,334         201,617         (75,632)        300,982       1,542,633
                           ------------  --------------  --------------  --------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (25,054,507)     82,163,295     (70,833,836)    (62,841,183)   (332,905,261)
                           ------------  --------------  --------------  --------------  --------------
  Net increase (decrease)
   in net assets.........   (23,576,386)     78,456,269     (24,885,645)    443,862,667    (310,808,805)
NET ASSETS:
  Beginning of period....   342,285,247      46,900,118     491,474,086     856,439,245   4,949,961,001
                           ------------  --------------  --------------  --------------  --------------
  End of period..........  $318,708,861  $  125,356,387  $  466,588,441  $1,300,301,912  $4,639,152,196
                           ============  ==============  ==============  ==============  ==============

_____________________________________ SA-23 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                              HEALTH
                             SCIENCES     HIGH YIELD       INCOME
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  -------------
OPERATIONS:
  Net investment (loss)
   income................  $ (1,853,967) $  39,748,118  $  28,462,833
  Capital gains income...       --            --             --
  Net realized (loss)
   gain on security
   transactions..........      (142,546)   (10,574,653)    (5,848,554)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    42,448,833    (62,598,403)     8,273,546
                           ------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    40,452,320    (33,424,938)    30,887,825
                           ------------  -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    12,694,391      7,658,681      9,147,169
  Net transfers..........    79,706,752    (38,592,945)   (46,139,674)
  Surrenders for benefit
   payments and fees.....   (11,184,633)   (48,481,276)   (80,375,674)
  Net annuity
   transactions..........        29,853       (108,021)       205,209
                           ------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    81,246,363    (79,523,561)  (117,162,970)
                           ------------  -------------  -------------
  Net increase (decrease)
   in net assets.........   121,698,683   (112,948,499)   (86,275,145)
NET ASSETS:
  Beginning of period....    88,678,490    417,304,889    556,244,552
                           ------------  -------------  -------------
  End of period..........  $210,377,173  $ 304,356,390  $ 469,969,407
                           ============  =============  =============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                              HEALTH
                             SCIENCES     HIGH YIELD        INCOME
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT***
                           ------------  -------------  --------------
OPERATIONS:
  Net investment (loss)
   income................  $   (855,671) $  41,350,961  $  25,769,298
  Capital gains income...       --            --            9,940,795
  Net realized gain
   (loss) on security
   transactions..........       (34,395)     1,313,201     (2,534,111)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,788,031)   (23,020,713)   (53,644,056)
                           ------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (2,678,097)    19,643,449    (20,468,074)
                           ------------  -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    17,979,538     19,819,924     24,529,600
  Net transfers..........    24.541.427    (19,840,808)     7,871,716
  Surrenders for benefit
   payments and fees.....    (5,088,956)   (46,692,842)   (80,008,209)
  Net annuity
   transactions..........        36,880        228,555        331,235
                           ------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    37,468,889    (46,485,171)   (47,275,658)
                           ------------  -------------  -------------
  Net increase (decrease)
   in net assets.........    34,790,792    (26,841,722)   (67,743,732)
NET ASSETS:
  Beginning of period....    53,887,698    444,146,611    623,988,284
                           ------------  -------------  -------------
  End of period..........  $ 88,678,490  $ 417,304,889  $ 556,244,552
                           ============  =============  =============

*** Formerly Putnam U.S. Government and High Quality Bond Sub-Account change effective on April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                          MONEY           NEW
                              GROWTH       AND INCOME    OPPORTUNITIES    INVESTORS       MARKET      OPPORTUNITIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  --------------
OPERATIONS:
  Net investment (loss)
   income................  $  1,685,090   $  5,080,265   $ (1,738,457)  $  (5,867,252) $  14,766,608  $  (24,576,524)
  Capital gains income...    21,548,021     15,402,543      7,814,494        --             --           157,372,241
  Net realized (loss)
   gain on security
   transactions..........       463,484        (81,877)    (1,848,675)       (142,393)      --           (13,859,625)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (52,741,957)   (20,245,137)   (72,674,643)    (94,172,229)      --          (660,537,112)
                           ------------   ------------   ------------   -------------  -------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (29,045,362)       155,794    (68,447,281)   (100,181,874)    14,766,608    (541,601,020)
                           ------------   ------------   ------------   -------------  -------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    24,850,132      5,186,005     14,022,648      48,863,332     19,659,082      77,348,584
  Net transfers..........    47,639,297      7,115,919     35,304,757     121,370,995     38,490,566     157,876,722
  Surrenders for benefit
   payments and fees.....   (18,687,998)   (13,316,945)   (13,502,830)    (34,970,204)  (130,411,556)   (152,072,904)
  Net annuity
   transactions..........         6,687        104,023        272,050        (139,063)       (47,193)        106,095
                           ------------   ------------   ------------   -------------  -------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    53,808,118       (910,998)    36,096,625     135,125,060    (72,309,101)     83,258,497
                           ------------   ------------   ------------   -------------  -------------  --------------
  Net increase (decrease)
   in net assets.........    24,762,756       (755,204)   (32,350,656)     34,943,186    (57,542,493)   (458,342,523)
NET ASSETS:
  Beginning of period....   232,909,079    154,535,353    135,426,837     400,907,389    371,608,331   1,881,868,042
                           ------------   ------------   ------------   -------------  -------------  --------------
  End of period..........  $257,671,835   $153,780,149   $103,076,181   $ 435,850,575  $ 314,065,838  $1,423,525,519
                           ============   ============   ============   =============  =============  ==============

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                          MONEY           NEW
                              GROWTH       AND INCOME    OPPORTUNITIES    INVESTORS       MARKET      OPPORTUNITIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  --------------
OPERATIONS:
  Net investment (loss)
   income................  $ (1,856,105)  $ (1,700,861)  $   (830,223)  $  (2,995,013) $  12,141,903  $  (15,636,748)
  Capital gains income...       --             --             --             --             --            15,621,407
  Net realized gain
   (loss) on security
   transactions..........       786,589        570,488      1,080,356         (70,042)      --             1,081,401
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    81,520,703     29,466,810     60,460,890      78,575,496       --           744,657,276
                           ------------   ------------   ------------   -------------  -------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    80,451,187     28,336,437     60,711,023      75,510,441     12,141,903     745,723,336
                           ------------   ------------   ------------   -------------  -------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    15,580,769      6,968,268      4,808,715      77,927,459     23,294,761      51,413,555
  Net transfers..........    30,386,324      5,795,395     21,019,812     155,343,961    179,644,287      73,716,538
  Surrenders for benefit
   payments and fees.....    (9,628,544)    (8,823,357)    (4,931,035)    (15,112,133)  (143,671,392)    (89,737,588)
  Net annuity
   transactions..........        69,762         50,241         10,598         362,552        179,939         433,229
                           ------------   ------------   ------------   -------------  -------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    36,408,311      3,990,547     20,908,090     218,521,839     59,447,595      35,825,734
                           ------------   ------------   ------------   -------------  -------------  --------------
  Net increase (decrease)
   in net assets.........   116,859,498     32,326,984     81,619,113     294,032,280     71,589,498     781,549,070
NET ASSETS:
  Beginning of period....   116,049,581    122,208,369     53,807,724     106,875,109    300,018,833   1,100,318,972
                           ------------   ------------   ------------   -------------  -------------  --------------
  End of period..........  $232,909,079   $154,535,353   $135,426,837   $ 400,907,389  $ 371,608,331  $1,881,868,042
                           ============   ============   ============   =============  =============  ==============

_____________________________________ SA-25 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                               NEW        OTC & EMERGING
                              VALUE           GROWTH          RESEARCH
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $    184,995    $  (1,873,281)   $  (979,907)
  Capital gains income...     4,894,376        1,806,196        488,424
  Net realized (loss)
   gain on security
   transactions..........      (646,540)      (3,354,409)         2,120
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    14,230,546     (114,776,310)    (2,796,075)
                           ------------    -------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    18,663,377     (118,197,804)    (3,285,438)
                           ------------    -------------    -----------
UNIT TRANSACTIONS:
  Purchases..............     3,061,120       24,287,184     10,206,849
  Net transfers..........     4,856,440      115,479,899     38,737,600
  Surrenders for benefit
   payments and fees.....    (8,050,498)     (12,329,798)    (6,750,084)
  Net annuity
   transactions..........        (4,616)         227,950        (30,998)
                           ------------    -------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (137,554)     127,665,235     42,163,367
                           ------------    -------------    -----------
  Net (decrease) increase
   in net assets.........    18,525,823        9,467,431     38,877,929
NET ASSETS:
  Beginning of period....    97,056,071       87,062,549     53,973,979
                           ------------    -------------    -----------
  End of period..........  $115,581,894    $  96,529,980    $92,851,908
                           ============    =============    ===========

 **  From inception, November 1, 2000, to December 31, 2000.
***  From inception, July 17, 2000, to December 31, 2000.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                               NEW        OTC & EMERGING
                              VALUE           GROWTH          RESEARCH
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------------  ------------
OPERATIONS:
  Net investment (loss)
   income................  $ (1,304,182)   $    (313,367)   $  (259,330)
  Capital gains income...     1,672,046          204,778      1,365,786
  Net realized gain
   (loss) on security
   transactions..........      (427,151)        (124,951)       (10,117)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,751,719)      33,281,084      6,912,142
                           ------------    -------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,811,006)      33,047,544      8,008,481
                           ------------    -------------    -----------
UNIT TRANSACTIONS:
  Purchases..............     5,087,729        6,098,372     11,158,470
  Net transfers..........     3,125,383       41,064,377     29,750,450
  Surrenders for benefit
   payments and fees.....    (8,556,969)      (2,414,529)    (1,565,171)
  Net annuity
   transactions..........         5,177            5,871         60,964
                           ------------    -------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (338,680)      44,754,091     39,404,713
                           ------------    -------------    -----------
  Net increase (decrease)
   in net assets.........    (2,149,686)      77,801,635     47,413,194
NET ASSETS:
  Beginning of period....    99,205,757        9,260,914      6,560,785
                           ------------    -------------    -----------
  End of period..........  $ 97,056,071    $  87,062,549    $53,973,979
                           ============    =============    ===========

 **  From inception, April 30, 1999 to December 31, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                           UTILITIES
                            SMALL CAP                       GROWTH                                         VOYAGER
                              VALUE        TECHNOLOGY     AND INCOME        VISTA          VOYAGER         FUND II
                           SUB-ACCOUNT   SUB-ACCOUNT***   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT**
                           ------------  --------------  -------------  -------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   (91,274)   $   (32,338)   $  9,434,781   $ (3,925,548)  $  (47,417,077)    $   (445)
  Capital gains income...      --             --           26,957,101      3,102,333      514,625,972       --
  Net realized (loss)
   gain on security
   transactions..........       (5,047)        (3,118)      2,877,355       (366,947)     (35,245,064)      (2,032)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    3,301,481     (3,413,372)     30,778,332    (33,805,404)  (1,107,609,961)     (32,836)
                           -----------    -----------    ------------   ------------   --------------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,205,160     (3,448,828)     70,047,569    (34,995,566)    (675,646,130)     (35,313)
                           -----------    -----------    ------------   ------------   --------------     --------
UNIT TRANSACTIONS:
  Purchases..............    2,269,656      1,189,334       9,416,214     27,922,676      104,420,179      100,873
  Net transfers..........   16,099,572      9,385,517     (10,728,610)   134,801,731       98,498,244      329,138
  Surrenders for benefit
   payments and fees.....   (1,333,191)      (152,343)    (72,991,777)   (22,631,865)    (400,567,117)         (53)
  Net annuity
   transactions..........       (1,405)       --               78,744         35,665         (687,507)      --
                           -----------    -----------    ------------   ------------   --------------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   17,034,632     10,422,508     (74,225,429)   140,128,207     (198,336,201)     429,958
                           -----------    -----------    ------------   ------------   --------------     --------
  Net (decrease) increase
   in net assets.........   20,239,792      6,973,680      (4,177,860)   105,132,641     (873,982,331)     394,645
NET ASSETS:
  Beginning of period....    4,216,566        --          489,350,201    217,183,136    4,008,132,640       --
                           -----------    -----------    ------------   ------------   --------------     --------
  End of period..........  $24,456,358    $ 6,973,680    $485,172,341   $322,315,777   $3,134,150,309     $394,645
                           ===========    ===========    ============   ============   ==============     ========

                                           UTILITIES
                             SMALL CAP       GROWTH
                               VALUE       AND INCOME      VISTA         VOYAGER
                           SUB-ACCOUNT**  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ------------  ------------  --------------
OPERATIONS:
  Net investment (loss)
   income................   $   (14,930)  $  8,207,859  $ (1,862,739) $  (33,530,069)
  Capital gains income...        12,381     15,456,883    15,581,485     235,046,993
  Net realized gain
   (loss) on security
   transactions..........        10,162      2,452,590      (162,238)      7,702,028
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        74,457    (35,904,011)   56,896,912   1,237,247,016
                            -----------   ------------  ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        82,070     (9,786,679)   70,453,420   1,446,465,968
                            -----------   ------------  ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............       560,138     17,779,467    11,914,063     108,304,361
  Net transfers..........     3,619,946     (2,837,237)   22,752,589      98,252,897
  Surrenders for benefit
   payments and fees.....       (54,840)   (53,077,246)  (11,199,981)   (260,408,744)
  Net annuity
   transactions..........         9,252        260,666        (6,646)        (58,447)
                            -----------   ------------  ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,134,496    (37,874,350)   23,460,025     (53,909,933)
                            -----------   ------------  ------------  --------------
  Net increase (decrease)
   in net assets.........     4,216,566    (47,661,029)   93,913,445   1,392,556,035
NET ASSETS:
  Beginning of period....       --         537,011,230   123,269,691   2,615,576,605
                            -----------   ------------  ------------  --------------
  End of period..........   $ 4,216,566   $489,350,201  $217,183,136  $4,008,132,640
                            ===========   ============  ============  ==============

_____________________________________ SA-27 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    Putnam Capital Manager Trust Separate Account (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in the various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

   d) SECURITY CLASS--Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA shares and class IB shares.

      Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IA 40% are for Company employees only.

      Class IB shares are offered at net asset value and pay an ongoing distribution fee.

   e) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   f) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

   b) DEDUCTION OF OTHER FEES--Annual maintenance fees are deducted through termination of units of interest from applicable contractowners' accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) COST OF INSURANCE--In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

   d) TAX EXPENSE CHARGE--The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-28 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               2000         1999         1998
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Fee income                                                  $2,109       $1,935       $2,089
  Earned premiums and other                                       97          110          129
  Net investment income                                        1,326        1,359        1,759
  Net realized capital losses                                    (85)          (4)          (2)
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,447        3,400        3,975
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,495        1,574        1,911
  Insurance expenses and other                                   600          631          766
  Amortization of deferred policy acquisition costs              604          539          431
  Dividends to policyholders                                      67          104          329
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,766        2,848        3,437
----------------------------------------------------------------------------------------------
  Income before income tax expense                               681          552          538
  Income tax expense                                             194          191          188
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  487       $  361       $  350
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     2000           1999
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $14,219 and $13,923)                         $ 14,257       $ 13,499
  Equity securities, available for sale, at fair value                   48             56
  Policy loans, at outstanding balance                                3,573          4,187
  Other investments                                                     784            342
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,662         18,084
------------------------------------------------------------------------------------------
  Cash                                                                   56             55
  Premiums receivable and agents' balances                               15             29
  Reinsurance recoverables                                            1,257          1,274
  Deferred policy acquisition costs                                   4,325          4,013
  Deferred income tax                                                   239            459
  Other assets                                                          537            654
  Separate account assets                                           113,744        110,397
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $138,835       $134,965
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,828       $  4,332
  Other policyholder funds                                           14,947         16,004
  Other liabilities                                                   2,124          1,613
  Separate account liabilities                                      113,744        110,397
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        135,643        132,346
------------------------------------------------------------------------------------------
COMMITMENTS AND CONTINGENCIES, NOTE 12
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                              16           (255)
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)             16           (255)
------------------------------------------------------------------------------------------
  Retained earnings                                                   2,125          1,823
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          3,192          2,619
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $138,835       $134,965
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
2000
Balance, December 31, 1999                    $6     $1,045          $(255)          $1,823        $2,619
Comprehensive income
  Net income                                  --         --             --              487           487
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --            271               --           271
Total other comprehensive income                                                                      271
  Total comprehensive income                                                                          758
  Dividends                                                                            (185)         (185)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 2000    $6     $1,045          $  16           $2,125        $3,192
-------------------------------------------------------------------------------------------------------------
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive loss                                                                       (439)
  Total comprehensive loss                                                                            (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
  Dividends                                                                              (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (loss) on securities is reflected net of tax of $147, $(236) and $3, for the years ended December 31, 2000, 1999 and 1998, respectively.

(2) Net of reclassification adjustment for after-tax losses realized in net income of $55, $2 and $1 for the years ended December 31, 2000, 1999 and 1998, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                2000       1999       1998
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   487    $   361    $   350
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Net realized capital losses                                      85          4          2
  Amortization of deferred policy acquisition costs               604        539        431
  Additions to deferred policy acquisition costs                 (916)      (899)      (890)
  Depreciation and amortization                                   (28)       (18)       (23)
  Loss due to commutation of reinsurance (See Note 9)              --         16         --
  Decrease (increase) in premiums receivable and agents'
   balances                                                        14        (18)         1
  Increase (decrease) in other liabilities                        375       (303)      (120)
  Change in receivables, payables, and accruals                    53        165        124
  Increase (decrease) in accrued taxes                             34       (163)        60
  Decrease (increase) in deferred income tax                       73        241       (118)
  Increase in future policy benefits                              496        797        536
  Decrease (increase) in reinsurance recoverables                  32       (318)      (101)
  Other, net                                                       24        (79)       119
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES    1,333        325        371
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,800)    (5,753)    (6,061)
  Sales of investments                                          4,230      6,383      4,901
  Maturity and principle paydowns of fixed maturity
   investments                                                  1,521      1,818      1,761
  Purchases of affiliates and other                                 5        (25)        --
--------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES      (44)     2,423        601
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Dividends paid                                                 (185)        --         --
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (1,103)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (1,288)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                   1         38        (37)
  Cash -- beginning of year                                        55         17         54
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    56    $    55    $    17
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   173    $   111    $   263
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 2000, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements". SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In October 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of
Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the criteria for accounting for certain transfers of financial assets and the reporting and disclosure requirements for collateral arrangements. Implementation of the accounting provisions of SFAS No. 140 is not expected to have a material impact on the Company's financial condition or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after March 15, 2001. Adoption of EITF No. 99-20 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 established accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS No. 133 requires, among other things, that all derivatives be carried on the balance sheet at fair value. SFAS No. 133 also specifies hedge accounting criteria under which a derivative can qualify for special accounting. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began January 1, 2001. Implementation of SFAS No. 133, as amended, is expected to result in a cumulative transition adjustment charge of $3 after-tax. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

(d) REVENUE RECOGNITION

Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(e) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.


Participating life insurance in force accounted for 18%, 24% and 25% as of December 31, 2000, 1999 and 1998, respectively, of total life insurance in force. Dividends to policyholders were $67, $104 and $329 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no additional amounts of income allocated to participating policyholders.


(f) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(9), $2 and $8 for the years ended December 31, 2000, 1999 and 1998, respectively. Under the terms of the contracts, the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(g) DERIVATIVE INSTRUMENTS


HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an end user of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants (AICPA) Issue Paper No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began in the first quarter of 2001.


Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity as a component of accumulated other comprehensive income. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset or liability and amortized over the asset life or liability life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset or liability life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in stockholder's equity as a component of accumulated other comprehensive income.

(h) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(i) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2000        1999         1998
                                                                     ------------------------------
Commissions                                                          $ 929       $ 887       $1,069
Deferred acquisition costs                                            (916)       (899)        (890)
General insurance expenses and other                                   587         643          587
                                                                     ------------------------------
                                INSURANCE EXPENSES AND OTHER         $ 600       $ 631       $  766
                                                                     ------------------------------

(j) FUTURE POLICY BENEFITS
Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(k) OTHER POLICYHOLDER FUNDS
Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $14.9 billion and $16.0 billion for the years ended December 31, 2000 and 1999, respectively, represent policyholder obligations.
The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2000         1999         1998
                                                                   --------------------------------
Interest income from fixed maturities                              $  959       $  934       $  952
Interest income from policy loans                                     305          391          789
Income from other investments                                          75           48           32
                                                                   --------------------------------
Gross investment income                                             1,339        1,373        1,773
Less: Investment expenses                                              13           14           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,326       $1,359       $1,759
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2000        1999       1998
                                                                   ---------------------------
Fixed maturities                                                   $(106)      $(5)       $(20)
Equity securities                                                      3         2          21
Real Estate and other                                                  9         1           5
Change in liability to policyholders for net realized
 capital losses (gains)                                                9        (2)         (8)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $ (85)      $(4)       $ (2)
                                                                   ---------------------------

(C) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2000       1999       1998
                                                                   --------------------------
Gross unrealized capital gains                                     $ 2        $ 9        $ 2
Gross unrealized capital losses                                     (5)        (2)        (1)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (3)         7          1
Deferred income taxes                                               (1)         2         --
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (2)         5          1
Balance -- beginning of year                                         5          1          9
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(7)       $ 4        $(8)
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2000        1999        1998
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 269       $  48       $ 421
Gross unrealized capital losses                                     (231)       (472)       (108)
Unrealized capital gains (losses) credited to policyholders          (10)         24         (32)
                                                                   -----------------------------
Net unrealized capital gains (losses)                                 28        (400)        281
Deferred income taxes                                                 10        (140)         98
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                     18        (260)        183
Balance -- beginning of year                                        (260)        183         170
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 278       $(443)      $  13
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2000
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   185           $ 16            $  --           $   201
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                       895             20               (9)              906
States, municipalities and political subdivisions              79              5               (1)               83
Foreign governments                                           269              7               (8)              268
Public utilities                                              557              4              (10)              551
All other corporate, including international                5,816            102             (153)            5,765
All other corporate -- asset backed                         5,284            112              (39)            5,357
Short-term investments                                        750             --               --               750
Certificates of deposit                                       383              3              (11)              375
Redeemable preferred stock                                      1             --               --                 1
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $14,219           $269            $(231)          $14,257
                                                         ------------------------------------------------------------

                                                                           As of December 31, 1999
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   180           $ 5             $  (3)          $   182
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                     1,094             5               (35)            1,064
States, municipalities and political subdivisions             155             2                (1)              156
Foreign governments                                           289             6               (14)              281
Public utilities                                              865             7               (39)              833
All other corporate, including international                5,646            18              (244)            5,420
All other corporate -- asset backed                         4,103             5              (123)            3,985
Short-term investments                                      1,156            --                --             1,156
Certificates of deposit                                       434            --               (12)              422
Redeemable preferred stock                                      1            --                (1)               --
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $13,923           $48             $(472)          $13,499
                                                         ------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2000 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 1,238           $ 1,238
Over one year through five years                         5,532             5,570
Over five years through ten years                        4,258             4,305
Over ten years                                           3,191             3,144
                                                      ----------------------------
                                               TOTAL   $14,219           $14,257
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $3.0 billion, $3.4 billion and $3.2 billion, gross realized capital gains of $29, $153 and $103, gross realized capital losses (including writedowns) of $126, $160 and $131, respectively. Sales of equity security investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $15, $7 and $35 and gross realized capital gains of $5, $2 and $21, respectively, and gross realized capital losses of $2 for the year ended December 31, 2000. There were no realized capital losses on sales of equity security investments in 1999 and 1998.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company is considered an end user of derivative instruments and, as such, does not make a market or trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments, see Note 5), totaled $3.7 billion and $5.5 billion ($3.0 billion and $3.9 billion related to the Company's investments and $661 and $1.6 billion related to Company's liabilities) as of December 31, 2000 and 1999, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 2000 and 1999, segregated by major investment and liability category:

                                                      2000 -- Amount Hedged (Notional Amounts)
                               ---------------------------------------------------------------------------------------
                                Total     Issued     Purchased                   Interest Rate    Foreign      Total
                               Carrying   Caps &    Caps, Floors                    Swaps &       Currency    Notional
        ASSETS HEDGED           Value     Floors     & Options     Futures (1)     Forwards      Swaps (2)     Amount
                               ---------------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)      $ 6,262     $ --        $   --          $--          $1,492          $--        $1,492
Anticipatory (3)                    --       --            --          144              --           --           144
Other bonds and notes            7,245      139           158           --           1,081           34         1,412
Short-term investments             750       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
       TOTAL FIXED MATURITIES   14,257      139           158          144           2,573           34         3,048
Equity securities, policy
 loans and other investments     4,405       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
            TOTAL INVESTMENTS  $18,662      139           158          144           2,573           34         3,048
                               ---------------------------------------------------------------------------------------
     OTHER POLICYHOLDER FUNDS  $14,947       --           650           --              11           --           661
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
               NOTIONAL VALUE              $139        $  808          $144         $2,584          $34        $3,709
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
                   FAIR VALUE              $ (4)       $    5          $--          $   26          $--        $   27
                               ---------------------------------------------------------------------------------------

                                                      1999 -- Amount Hedged (Notional Amounts)
                                 -----------------------------------------------------------------------------------
                                  Total     Issued    Purchased                 Interest Rate    Foreign     Total
                                 Carrying   Caps &     Caps &                      Swaps &      Currency    Notional
         ASSETS HEDGED            Value     Floors     Floors     Futures (1)     Forwards      Swaps (2)    Amount
                                 -----------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)        $ 5,049    $   --     $   --         $--          $  911          $--       $  911
Anticipatory (3)                      --        --         --           5             112           --          117
Other bonds and notes              7,294       494        611          --           1,676           80        2,861
Short-term investments             1,156        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
         TOTAL FIXED MATURITIES   13,499       494        611           5           2,699           80        3,889
Equity securities, policy loans
 and other investments             4,585        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
              TOTAL INVESTMENTS  $18,084       494        611           5           2,699           80        3,889
                                 -----------------------------------------------------------------------------------
       OTHER POLICYHOLDER FUNDS  $16,004        --      1,150          --             430           --        1,580
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                 NOTIONAL VALUE             $  494     $1,761         $ 5          $3,129          $80       $5,469
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                     FAIR VALUE             $  (22)    $    8         $--          $  (30)         $ 2       $  (42)
                                 -----------------------------------------------------------------------------------

    (1) As of December 31, 2000 and 1999, 100% of the notional futures contracts mature within one year.

    (2) As of December 31, 2000, no foreign currency swaps mature within one year. As of December 31, 1999, approximately 28% of foreign currency swaps were scheduled to mature within one year. In years 2007 to 2009, 80% of the notional value will mature.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 2000, the Company had $0.2 of net deferred gains for futures contracts. The Company expects the anticipatory transaction to occur in the first quarter of 2001 and the entire $0.2 of net deferred gains will be amortized into income as a hedge of a forecasted transaction. As of December 31, 1999, the Company had $1.4 of net deferred losses for futures contracts and interest rate swaps which were basis adjusted in 2000.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 2000 and 1999:

                                                                      BY DERIVATIVE TYPE
----------------------------------------------------------------------------------------------------------------------
                                         December 31, 1999                         Maturities/         December 31, 2000
                                          Notional Amount        Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------
        Caps                                   $1,764             $   --             $1,187                  $  577
        Floors                                    405                100                210                     295
        Swaps/Forwards                          3,209              1,697              2,288                   2,618
        Futures                                     5                300                161                     144
        Options                                    86                 --                 11                      75
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

                                                                           BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------
        Liability                              $1,580             $  215             $1,134                  $  661
        Anticipatory                              117                339                312                     144
        Asset                                   2,802              1,300              1,338                   2,764
        Portfolio                                 970                243              1,073                     140
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

    (1) During 2000, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral, in connection with its derivative instruments and repurchase agreements. As of December 31,

2000, collateral pledged had not been separately reported in the Consolidated Balance Sheets. The classification and carrying amounts of collateral pledged at December 31, 2000 were as follows:

                                                              Carrying
                                                               Amount
                                                              --------
ASSETS
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                    $3
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                     4
                                                              --------
                                                       TOTAL     $7
                                                              --------

At December 31, 2000, Hartford Life Insurance Company had accepted collateral consisting primarily of U.S. Government securities with a fair value of $252. While the Company is permitted by contract to sell or repledge the collateral accepted, none of the collateral has been sold or repledged at December 31, 2000. As of December 31, 2000, all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2000 and 1999 were as follows:

                                                                  2000                           1999
                                                         -----------------------------------------------------
                                                         Carrying        Fair           Carrying        Fair
                                                          Amount         Value           Amount         Value
                                                         -----------------------------------------------------
ASSETS
  Fixed maturities                                       $14,257        $14,257         $13,499        $13,499
  Equity securities                                           48             48              56             56
  Policy loans                                             3,573          3,573           4,187          4,187
  Other investments                                          784            785             342            348
LIABILITIES
  Other policyholder funds (1)                            11,676         11,305          11,734         11,168
                                                         -----------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $113.7 billion and $110.4 billion as of December 31, 2000 and 1999, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.1 billion and $101.7 billion as of December 31, 2000 and 1999, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $9.6 and $8.7 billion as of December 31, 2000 and 1999, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $697 and $860 as of December 31, 2000 and 1999, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion, and $908 in 2000, 1999 and 1998, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 2000 and 1999, respectively. The assets that support these liabilities were comprised of $9.4 billion and $8.7 billion in fixed maturities as of December 31, 2000 and 1999, respectively, and $0.2 billion of other invested assets as of December 31, 2000. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $3 and $(96) in carrying value and $3.5 billion and $2.0 billion in notional amounts as of December 31, 2000 and 1999, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2000           1999           1998
                                                                     ------------------------------------
Statutory net income                                                 $  283         $  151         $  211
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,972         $1,905         $1,676
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2001, without prior regulatory approval, is estimated to be $303.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.


The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $50 in statutory surplus.


7. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the years ended December 31, 1999 and 1998, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $5 in 2000, $6 in both 1999 and 1998. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2000, 1999 and 1998.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all Hartford Life's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5 in 2000 and $4 in both 1999 and 1998.

9. REINSURANCE


Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2000, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance.


The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $578, $397 and $300 for the years ended December 31, 2000, 1999 and 1998, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2000           1999           1998
                                                                     ------------------------------------
Gross                                                                $2,885         $2,660         $2,722
Reinsurance assumed                                                      44             95            150
Reinsurance ceded                                                      (723)          (710)          (654)
                                                                     ------------------------------------
                                                         NET         $2,206         $2,045         $2,218
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $101, $119 and $132 in 2000, 1999 and 1998, respectively, and accident and health premium of $429, $430 and $379, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 and $13 of premium from HLA in 1999 and 1998, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life Insurance Company and MBL Life to a Hartford Life Insurance Company subsidiary. Hartford Life Insurance Company originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.


As long as The Hartford continues to own at least 80% of the combined voting power of the value of the outstanding capital stock of the Company, the Company will be included in The Hartford's consolidated federal income tax return. The life insurance companies filed a separate consolidated federal income tax return for 1999 and 1998. The Company's effective tax rate was 28% in 2000 and 35% in both 1999 and 1998, respectively.


Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Current                                                              $121         $(50)        $307
Deferred                                                               73          241         (119)
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $194         $191         $188
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $238         $193         $188
Municipal bond and other tax-exempt income                            (24)          --           --
IRS audit settlement (See Note 12(c))                                 (24)          --           --
Other                                                                   4           (2)          --
                                                                     ------------------------------
                                                       TOTAL         $194         $191         $188
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2000    1999
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 749   $ 720
Financial statement deferred policy acquisition costs and
 reserves                                                              (112)     11
Employee benefits                                                        (1)     (3)
Net unrealized capital losses (gains) on securities                      (9)    138
Investments and other                                                  (388)   (407)
                                                              ---------------------
                                                       TOTAL          $ 239   $ 459
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $96 and $56 as of December 31, 2000 and 1999, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2000.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $56 in 2000 and $47 in both 1999 and 1998.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $14, $9 and $7 in 2000, 1999 and 1998, respectively. Future minimum rental commitments are as follows:

2001                                                          $     14
2002                                                                13
2003                                                                12
2004                                                                12
2005                                                                13
Thereafter                                                          49
                                                              --------
                                                       TOTAL  $    113
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10 in 2000 and $9 in both 1999 and 1998.

(c) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service (IRS). Hartford Life's 1996-1997 federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

During the second quarter of 2000, Hartford Life reached a settlement with the IRS with respect to certain tax matters for the 1993-1995 tax years. This settlement resulted in a $24 tax benefit recorded in the Company's second quarter results of operations. This same matter is currently under review with the IRS for the 1996-1997 tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2000, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $182. These capital commitments can be called by the partnerships during the five-year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                                  For the years ended December 31,
                                                              ----------------------------------------
                                                                2000           1999             1998
                                                              ----------------------------------------
TOTAL REVENUES
  Investment Products                                         $  2,068       $  1,884         $  1,779
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
  Other                                                             69            112               86
                                                              ----------------------------------------
                                              TOTAL REVENUES  $  3,447       $  3,400         $  3,975
                                                              ----------------------------------------
NET INVESTMENT INCOME
  Investment Products                                         $    724       $    699         $    736
  Individual Life                                                  142            169              181
  COLI                                                             366            431              793
  Other                                                             94             60               49
                                                              ----------------------------------------
                                 TOTAL NET INVESTMENT INCOME  $  1,326       $  1,359         $  1,759
                                                              ----------------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
  Investment Products                                         $    477       $    411         $    326
  Individual Life                                                  127            128              105
  COLI                                                              --             --               --
  Other                                                             --             --               --
                                                              ----------------------------------------
     TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS  $    604       $    539         $    431
                                                              ----------------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                         $    150       $    159         $    145
  Individual Life                                                   38             37               35
  COLI                                                              19             15               12
  Other                                                            (13)           (20)              (4)
                                                              ----------------------------------------
                                    TOTAL INCOME TAX EXPENSE  $    194       $    191         $    188
                                                              ----------------------------------------
NET INCOME (LOSS)
  Investment Products                                         $    354       $    300         $    270
  Individual Life                                                   70             68               64
  COLI                                                              35             28               24
  Other                                                             28            (35)              (8)
                                                              ----------------------------------------
                                            TOTAL NET INCOME  $    487       $    361         $    350
                                                              ----------------------------------------
ASSETS
  Investment Products                                         $106,553       $106,352         $ 87,207
  Individual Life                                                6,558          5,962            5,228
  COLI                                                          23,384         20,198           22,631
  Other                                                          2,340          2,453            3,197
                                                              ----------------------------------------
                                                TOTAL ASSETS  $138,835       $134,965         $118,263
                                                              ----------------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                      $  1,447       $  1,313         $  1,132
    Other                                                          621            571              647
                                                              ----------------------------------------
                                   TOTAL INVESTMENT PRODUCTS     2,068          1,884            1,779
                                                              ----------------------------------------
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
                                                              ----------------------------------------

14. SUBSEQUENT EVENT

On January 25, 2001, The Hartford, through the Hartford Life entities, agreed to acquire the U.S. individual life insurance, annuity and mutual fund business of Fortis, Inc. (operating as Fortis Financial Group and referred to as "Fortis") for $1.12 billion in cash. The acquisition will be effected through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The acquisition will be accounted for as a purchase transaction. The acquisition is being financed through capital contributions of $1.2 billion from Hartford Life, Inc.

15. QUARTERLY RESULTS FOR 2000 AND 1999 (UNAUDITED)

                                                                       Three Months Ended
                                            March 31,           June 30,          September 30,        December 31,
                                          ----------------------------------------------------------------------------
                                          2000      1999      2000      1999      2000      1999      2000        1999
                                          ----------------------------------------------------------------------------
Revenues                                  $838      $838      $831      $853      $919      $846      $859      $  863
Benefits, claims and expenses              645       703       682       722       730       695       709         728
Net income                                 128        88       130        85       129       100       100          88
                                          ----------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   185   $   201       $   201
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                         895       906           906
  States, municipalities and political subdivisions                    79        83            83
  Foreign governments                                                 269       268           268
  Public utilities                                                    557       551           551
  All other corporate, including international                      5,816     5,765         5,765
  All other corporate -- asset backed                               5,284     5,357         5,357
  Short-term investments                                              750       750           750
  Certificates of deposit                                             383       375           375
  Redeemable preferred stock                                            1         1             1
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       14,219    14,257        14,257
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         51        48            48
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           51        48            48
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       14,270    14,305        14,305
                                                                  ------------------------------------
Policy Loans                                                        3,573     3,573         3,573
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       201       200           200
  Investment in partnerships                                          569       578           578
  Other invested assets                                                 6         7             6
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          776       785           784
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,619   $18,663       $18,662
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN MILLIONS)

                                                                                                                  Benefits,
                              Deferred                                                                   Net      Claims and
                               Policy       Future       Other                 Earned        Net       Realized     Claim
                             Acquisition    Policy    Policyholder   Policy   Premiums    Investment   Capital    Adjustment
Segment                       on Costs     Benefits      Funds        Fees    and Other     Income      Losses     Expenses
                             -----------------------------------------------------------------------------------------------

2000
Investment Products            $3,292       $3,293      $ 8,287      $1,325     $ 19        $  724       $ --       $  686
Individual Life                 1,033          274        1,984         394        9           142         --          216
Corporate Owned Life
 Insurance                         --          283        4,645         390        9           366         --          545
Other                              --          978           31          --       60            94        (85)          48
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,325       $4,828      $14,947      $2,109     $ 97        $1,326       $(85)      $1,495
                             -----------------------------------------------------------------------------------------------
1999
                             -----------------------------------------------------------------------------------------------
Investment Products            $3,099       $2,744      $ 8,859      $1,148     $ 37        $  699       $ --       $  660
Individual Life                   914          270        1,880         388       17           169         --          254
Corporate Owned Life
 Insurance                         --          321        5,244         399       --           431         --          621
Other                              --          997           21          --       56            60         (4)          39
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,013       $4,332      $16,004      $1,935     $110        $1,359       $ (4)      $1,574
                             -----------------------------------------------------------------------------------------------
1998
                             -----------------------------------------------------------------------------------------------
Investment Products            $2,823       $2,407      $ 9,194      $  979     $ 64        $  736       $ --       $  670
Individual Life                   931          466        2,307         336       27           181         (1)         262
Corporate Owned Life
 Insurance                         --          225        8,097         774       --           793         --          924
Other                              --          497           17          --       38            49         (1)          55
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $3,754       $3,595      $19,615      $2,089     $129        $1,759       $ (2)      $1,911
                             -----------------------------------------------------------------------------------------------

                                         Amortization
                             Insurance   of Deferred
                             Expenses       Policy
                                and      Acquisition    Dividends to
Segment                        Other        Costs       Policyholders
                             ----------------------------------------
2000
Investment Products            $401          $477           $ --
Individual Life                  94           127             --
Corporate Owned Life
 Insurance                       99            --             67
Other                             6            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $600          $604           $ 67
                             ----------------------------------------
1999
                             ----------------------------------------
Investment Products            $354          $411           $ --
Individual Life                  87           128             --
Corporate Owned Life
 Insurance                       62            --            104
Other                           128            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $631          $539           $104
                             ----------------------------------------
1998
                             ----------------------------------------
Investment Products            $368          $326           $ --
Individual Life                  77           105             --
Corporate Owned Life
 Insurance                      278            --            329
Other                            43            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $766          $431           $329
                             ----------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                  $348,605      $145,529           $10,219       $213,295        4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,414      $    271           $    35       $  2,178        1.6%
Accident and health insurance                 471           452                 9             28       32.1%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,885      $    723           $    44       $  2,206        2.0%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593        6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021        4.2%
Accident and health insurance                 448           435                11             24       45.8%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,660      $    710           $    95       $  2,045        4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
Life insurance in force                  $326,400      $200,782           $18,289       $143,907       12.7%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,329      $    271               142       $  2,200        6.5%
Accident and health insurance                 393           383                 8             18       44.4%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,722      $    654               150       $  2,218        6.8%
                                         ------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b)  (1)    Resolution of the Board of Directors of Hartford Life
                  Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)(2)

           (2)    Not applicable.

           (3)    (a)   Principal Underwriter Agreement.(3)

           (3)    (b)   Form of Dealer Agreement.(3)

           (4)    Form of Individual Flexible Premium Variable Annuity
                  Contract.(1)

           (5)    Form of Application.(1)

           (6)    (a)   Certificate of Incorporation of Hartford.(4)

           (6)    (b)   Bylaws of Hartford.(5)

           (7)    Not applicable.

           (8)    Form of Fund Participation Agreement.(6)

           (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

           (10)   Consent of Arthur Andersen LLP, Independent Public
                  Accountants.

           (11)   No financial statements are omitted.

           (12)   Not applicable.

           (13)   Not applicable.

           (14)   Not applicable.

           (15)   Copy of Power of Attorney.

           (16)   Organizational Chart.

--------
    (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

    (2) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69439, dated April 9, 2001.

    (3) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

    (4) Incorporated by reference to Post Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

    (5) Incorporated by reference to Post Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.

    (6) Incorporated by reference to Post Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed on August 25, 2000.

Item 25.     Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Gary J. Miller                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board and Chief Executive Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of January 31, 2001, there were 236,153 Contract Owners.

Item 28. Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

        (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC
         Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC
         Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP
         Variable Account)
         Hartford Life Insurance Company - Separate Account Two
         (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ
         Variable Account)
         Hartford Life Insurance Company - Separate Account Ten, formerly known as Putnam Capital Manager Trust Separate Account Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life and Annuity Insurance Company - Separate
         Account One
         Hartford Life and Annuity Insurance Company - Separate Account Ten, formerly known as Putnam Capital Manager Trust Separate Account Two Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

        (b)  Directors and Officers of HSD

                                                     POSITIONS AND OFFICES
              NAME                                   WITH  UNDERWRITER
              ----                                   -----------------
         David A. Carlson                 Vice President
         Peter W. Cummins                 Senior Vice President
         Bruce W. Ferris                  Vice President
         David T. Foy                     Treasurer
         George R. Jay                    Controller
         Ryan Johnson                     Vice President
         Thomas M. Marra                  President, Director
         Christine Hayer Repasy           Senior Vice President, General Counsel and
                                          Corporate Secretary
         Lowndes A. Smith                 Chairman of the Board and
                                          Chief Executive Officer, Director
         John C. Walters                  Executive Vice President, Director

        Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.


Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 10th day of April, 2001.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TEN, FORMERLY KNOWN AS
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT (Registrant)


*By:  Thomas M. Marra                            *By:  /s/ Marianne O'Doherty
    ---------------------------------                 -------------------------
      Thomas M. Marra, President                       Marianne O'Doherty
                                                       Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By:  Thomas M. Marra
    ---------------------------------
      Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,        By: /s/ Marianne O'Doherty
     Director*                                        ------------------------
Lowndes A. Smith, Chairman of the Board &              Marianne O'Doherty
     Chief Executive Officer, Director*                Attorney-in-Fact
John C. Walters, Executive Vice President,
     Director*                                   Date: April 10, 2001
Lizabeth H. Zlatkus, Executive Vice President,
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


333-66939

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)  Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)  Copy of Power of Attorney.

(16)  Organizational Chart.